 As Filed with the Securities and Exchange Commission on February 28, 1997.


                                                       Registration No. 33-55890
                                                                        811-7350

================================================================================

                       Securities and Exchange Commission
                            Washington, D.C.  20549
--------------------------------------------------------------------------------

                                    FORM N-4


           Registration Statement Under the Securities Act of 1933  X
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 7


                                     and/or

       Registration Statement Under the Investment Company Act of 1940  X

                               Amendment No. 9

--------------------------------------------------------------------------------

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                             330 University Avenue
                            Toronto, Canada M5G 1R8
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number:  (416) 597-1456

                                 Roy W. Linden
                             330 University Avenue
                            Toronto, Canada M5G 1R8
                    (Name and Address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland, Asbill, & Brennan
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

       It is proposed that this filing will become effective:
             ____     immediately upon filing pursuant to paragraph (b)

                      on             pursuant to paragraph (b)
             ----


             ____     60 days after filing pursuant to paragraph (a)(i)
              X       on May 1, 1997 pursuant to paragraph (a)(i)
             ----

             ____     75 days after filing pursuant to paragraph (a)(ii)
             ____     on ________________ pursuant to paragraph (a)(ii) of
                      Rule 485

       If appropriate check the following box:
             ____ this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment.


Pursuant to Rule 24f.2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares. The Registrant will file a Rule 24f-2 Notice by June 30, 1997 for its most recent fiscal year ended December 31, 1996.

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)

                  Showing Location in Part A (Prospectus) and
          Part B (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4


                                     PART A

         ITEM OF FORM N-4                                           PROSPECTUS CAPTION
         ----------------                                           -------------------
         1.  Cover Page                                             Cover Page

         2.  Definitions                                            DEFINITIONS

         3.  Synopsis                                               SUMMARY

         4.  Condensed Financial Information                        FINANCIAL STATEMENTS

         5.  General Description of Registrant,
             Depositor and Portfolio Companies
             a.  Depositor                                          THE COMPANY
             b.  Registrant                                         The Variable Account
             c.  Portfolio Company                                  The Fund
             d.  Fund Prospectus                                    The Fund
             e.  Voting Rights                                      VOTING RIGHTS
             f.  Administrators                                     N/A

         6.  Deductions and Expenses                                Charges Against the Policy, Variable Account, & Fund
             a.  General                                            Charges Against the Policy, Variable Account, & Fund
             b.  Sales Load %                                       Charges Against the Policy, Variable Account, & Fund -
                                                                    Surrender Charge
             c.  Special Purchase Plan                              N/A
             d.  Commissions                                        DISTRIBUTION OF POLICIES
             e.  Expenses - Registrant                              Charges Against the Policy, Variable Account, & Fund
             f.  Fund Expenses                                      Charges Against the Policy, Variable Account, & Fund -
                                                                    Other Charges Including Investment Management Fees
             g.  Organizational Expenses                            N/A

         7.  General Description of Variable
             Annuity Contracts
             a.  Persons With Rights                                DEFINITIONS - Owner , Joint Owner;  Payment of Proceeds; Payment
                                                                    Options; Partial Withdrawals; Other Policy Provisions; VOTING
                                                                    RIGHTS
             b.  (i)      Allocation of Premium Payments            Premiums
                 (ii)     Transfers                                 Transfers; Payment of Benefits, Partial Withdrawals, Cash
                                                                    Surrenders, & Transfers - Postponement
                 (iii)    Exchanges                                 N/A


             c.  Changes                                            Reserved Rights
             d.  Inquiries                                          SUMMARY - Questions

         8.  Annuity Period                                         Payment Options

         9.  Death Benefit                                          Payment of Proceeds; Payment of Benefits, Partial Withdrawals,
                                                                    Cash Surrenders, & Transfers - Postponement; Payment Options

         10. Purchases and Contract Value
             a.  Purchases                                          Premiums
             b.  Valuation                                          Variable Account Value
             c.  Daily Calculation                                  Variable Account Value
             d.  Underwriter                                        DISTRIBUTION OF POLICIES

         11. Redemptions
             a.  - By Owners                                        Payment of Proceeds - Proceeds on Surrender;  Partial
                                                                    Withdrawals;
                                                                    Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                                    Transfers - Postponement
                 - By Annuitant                                     Payment of Proceeds - Proceeds on Death of Last Surviving
                                                                    Annuitant
                                                                    Before Annuity Date or Maturity Date;  Payment Options
             b.  Texas ORP                                          RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
             c.  Check Delay                                        Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                                    Transfers - Postponement
             d.  Lapse                                              Premiums - Termination
             e.  Free Look                                          Ten Day Right to Examine the Policy

         12. Taxes                                                  Charges Against the Policy, Variable Account, & Fund - Taxes;
                                                                    FEDERAL TAX STATUS

         13. Legal Proceedings                                      LEGAL PROCEEDINGS

         14. Table of Contents of the Statement of                  STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
             Additional Information


                                                          PART B

         ITEM OF FORM N-4                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
         ----------------                                           -------------------------------------------


         15. Cover Page                                             Cover Page

         16. Table of Contents                                      STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         17. General Information and History                        See Prospectus - THE COMPANY;  THE VARIABLE ACCOUNT AND THE FUND

         18. Services
             a.  Fees and Expenses of Registrant                    N/A


             b.  Management Contract                                N/A
             c.  Custodian                                          SAFEKEEPING OF ACCOUNT ASSETS
             d.  Independent Public Accountant                      EXPERTS
             e.  Assets of Registrant                               SAFEKEEPING OF ACCOUNT ASSETS
             f.  Affiliated Persons                                 N/A
             g.  Principal Underwriter                              See Prospectus - DISTRIBUTION OF POLICIES

         19. Purchase of Securities Being Offered                   See Prospectus - DISTRIBUTION OF POLICIES

         20. Underwriter                                            See Prospectus - DISTRIBUTION OF POLICIES

         21. Calculation of Performance Data                        CALCULATION OF YIELDS AND TOTAL RETURNS

         22. Annuity Payments                                       See Prospectus - Payment Options

         23. Financial Statements                                   FINANCIAL STATEMENTS


                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                    CANADA LIFE INSURANCE COMPANY OF AMERICA

   ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339

                             PHONE: 1-800-905-1959

--------------------------------------------------------------------------------

                                   PROSPECTUS

                           VARIABLE ANNUITY ACCOUNT 2

               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

--------------------------------------------------------------------------------

This Prospectus describes the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of America ("we," "our," or "us"), a stock life insurance company domiciled in Michigan which is a wholly-owned subsidiary of The Canada Life Assurance Company. The policy is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment.


The owner ("you") may allocate net premiums when paid and policy value among the twelve sub-accounts of the Canada Life of America Variable Annuity Account 2 (the "Variable Account") and the Fixed Account. The Fixed Account guarantees a minimum fixed rate of interest for specified periods of time, currently one year, three years, five years, seven years and ten years (each a "Guarantee Period"). The Fixed Account is part of our general account and may not be available in all states. Assets of each sub-account are invested in a corresponding portfolio of Seligman Portfolios, Inc. (the "Fund"), a Maryland corporation that is a diversified open-end investment company which uses the investment management services of J. & W. Seligman & Co. Incorporated (the International, Global Smaller Companies, Global Technology and Global Growth Opportunities Portfolios use the sub-advisory services of Seligman Henderson Co.). The Fund has twelve portfolios: Capital; Cash Management; Common Stock; Bond; Income;International; Communications and Information; Frontier; Global Smaller Companies; High-Yield Bond; Global Technology; and Global Growth Opportunities. The policy value prior to the annuity date or maturity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio of the Fund in which your elected sub-accounts are invested. You bear the entire investment risk on amounts allocated to the Variable Account. Except in the case of the one year Guarantee Period, policy value and other values provided by this policy, when based on the Fixed Account, are subject to a Market Value Adjustment, the operation of which may result in upward or downward adjustments of amounts withdrawn, surrendered, or transferred but net premiums and policy value allocated to the Fixed Account are guaranteed to earn interest at an annual rate of at least three percent.

This Prospectus sets forth basic information about the policy, the Variable Account, and the Fixed Account that a prospective investor ought to know before investing. Additional information about the policy and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional
Information is on page    of this Prospectus. You may obtain a copy of the
Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.


 PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS
      PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                               A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 1997

                               TABLE OF CONTENTS



                                                           PAGE                                                                PAGE
                                                           ----                                                                ----

  DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . .            Waiver of Surrender Charges. . . . . . . . . . . . . . .
  SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . .            Reduction or Elimination of Surrender Charges  . . . . .
  TABLE OF EXPENSES . . . . . . . . . . . . . . . . . . . .               Reduction or Elimination of Policy Administration
  CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . .               Charge  . . . . . . . . . . . . . . . . . . . . . . .
  THE COMPANY . . . . . . . . . . . . . . . . . . . . . . .               Taxes . . . . . . . . . . . . . . . . . . . . . . . .
  THE VARIABLE ACCOUNT AND THE FUND . . . . . . . . . . . .               Other Charges Including Investment Management . . . .
     The Variable Account . . . . . . . . . . . . . . . . .                  Fees . . . . . . . . . . . . . . . . . . . . . . .
     The Fund . . . . . . . . . . . . . . . . . . . . . . .            Payment Options. . . . . . . . . . . . . . . . . . . . .
        Seligman Capital Portfolio. . . . . . . . . . . . .               Election of Options . . . . . . . . . . . . . . . . .
        Seligman Cash Management Portfolio. . . . . . . . .               Description of Payment Options. . . . . . . . . . . .
        Seligman Common Stock Portfolio . . . . . . . . . .               Payment Dates . . . . . . . . . . . . . . . . . . . .
        Seligman Communications and Information                           Age and Survival of Payee . . . . . . . . . . . . . .
           Portfolio. . . . . . . . . . . . . . . . . . . .               Death of Payee. . . . . . . . . . . . . . . . . . . .
        Seligman  Bond Portfolio  . . . . . . . . . . . . .            Other Policy Provisions. . . . . . . . . . . . . . . . .
        Seligman Frontier Portfolio . . . . . . . . . . . .               Owner or Joint Owner. . . . . . . . . . . . . . . . .
        Seligman Henderson Global Growth Opportunities                    Beneficiary . . . . . . . . . . . . . . . . . . . . .
           Portfolio. . . . . . . . . . . . . . . . . . . .               Written Notice. . . . . . . . . . . . . . . . . . . .
        Seligman Henderson International Portfolio  . . . .               Periodic Reports. . . . . . . . . . . . . . . . . . .
        Seligman Henderson Global Smaller                                 Assignment  . . . . . . . . . . . . . . . . . . . . .
             Companies Portfolio. . . . . . . . . . . . . .               Modification. . . . . . . . . . . . . . . . . . . . .
        Seligman Henderson Global Technology  . . . . . . .         YIELDS AND TOTAL RETURNS  . . . . . . . . . . . . . . . . .
        Seligman High-Yield Bond Portfolio. . . . . . . . .         TAX DEFERRAL  . . . . . . . . . . . . . . . . . . . . . . .
        Seligman Income Portfolio . . . . . . . . . . . . .         FEDERAL TAX STATUS  . . . . . . . . . . . . . . . . . . . .
     Reserved Rights. . . . . . . . . . . . . . . . . . . .            Introduction . . . . . . . . . . . . . . . . . . . . . .
     Change in Inves. . . . . . . . . . . . . . . . . . . .            The Company's Tax Status . . . . . . . . . . . . . . . .
     The Fixed Account. . . . . . . . . . . . . . . . . . .            Tax Status of the Policy . . . . . . . . . . . . . . . .
           Guarantee Amount . . . . . . . . . . . . . . . .               Diversification Requirements. . . . . . . . . . . . .
           Guarantee Periods. . . . . . . . . . . . . . . .               Required Distributions. . . . . . . . . . . . . . . .
          Market Value Adjustment . . . . . . . . . . . . .            Taxation of Annuities. . . . . . . . . . . . . . . . . .
  DESCRIPTION OF ANNUITY POLICY . . . . . . . . . . . . . .               In General. . . . . . . . . . . . . . . . . . . . . .
     Ten Day Right to Examine the Policy. . . . . . . . . .               Withdrawals/Distributions . . . . . . . . . . . . . .
     Premiums . . . . . . . . . . . . . . . . . . . . . . .               Annuity Payments. . . . . . . . . . . . . . . . . . .
        Initial Premium . . . . . . . . . . . . . . . . . .               Taxation of Death Benefit Proceeds  . . . . . . . . .
        Additional Premiums . . . . . . . . . . . . . . . .               Penalty Tax on Certain Withdrawals. . . . . . . . . .
        Wire Transmittal Privilege  . . . . . . . . . . . .            Transfers, Assignments, or Exchanges of a Policy . . . .
        Electronic Data Transmission of . . . . . . . . . .            Withholding. . . . . . . . . . . . . . . . . . . . . . .
            Application Information . . . . . . . . . . . .            Multiple Policies. . . . . . . . . . . . . . . . . . . .
        Net Premium Allocation  . . . . . . . . . . . . . .            Possible Tax Changes   . . . . . . . . . . . . . . . . .
        Termination . . . . . . . . . . . . . . . . . . . .            Taxation of Qualified Plans. . . . . . . . . . . . . . .
     Variable Account Value . . . . . . . . . . . . . . . .               Individual Retirement Annuities and Simplified
        Units . . . . . . . . . . . . . . . . . . . . . . .                Employee Pensions (SEP/IRAs)   . . . . . . . . . . .
        Unit Value  . . . . . . . . . . . . . . . . . . . .            Minimum Distribution Requirements ("MDR") for IRAs   . .
        Net Investment Factor . . . . . . . . . . . . . . .            Corporate and Self-Employed (H.R.10 and Keogh)
     Transfers  . . . . . . . . . . . . . . . . . . . . . .                Pension and Profit-Sharing Plans . . . . . . . . . .
        Transfer Privilege. . . . . . . . . . . . . . . . .            Deferred Compensation Plans  . . . . . . . . . . . . . .
        Telephone Transfer Privilege. . . . . . . . . . . .            Tax-Sheltered Annuity Plans  . . . . . . . . . . . . . .
        Dollar Cost Averaging Privilege . . . . . . . . . .            Other Tax Consequences
        Restrictions on Transfers From                              RESTRICTIONS UNDER THE TEXAS OPTIONAL
            Fixed Account . . . . . . . . . . . . . . . . .           RETIREMENT PROGRAM  . . . . . . . . . . . . . . . . . . .
        Transfer Processing Fee . . . . . . . . . . . . . .         DISTRIBUTION OF POLICIES  . . . . . . . . . . . . . . . . .
     Payment of Proceeds  . . . . . . . . . . . . . . . . .         LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . .
        Proceeds. . . . . . . . . . . . . . . . . . . . . .         VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . .
        Proceeds on Annuity Date or Maturity Date . . . . .         FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . .
        Proceeds on Surrender . . . . . . . . . . . . . . .         STATEMENT OF ADDITIONAL INFORMATION TABLE
        Proceeds on Death Of Last Surviving . . . . . . . .           OF CONTENTS . . . . . . . . . . . . . . . . . . . . . . .
            Annuitant Before Annuity Date or Maturity Date.         FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . .
            (The Death Benefit)   . . . . . . . . . . . . .            Fixed Account Value
        Proceeds on Death of Any Owner Before or                    APPENDIX A: STATE PREMIUM TAXES . . . . . . . . . . . . . .
            After Annuity Date or Maturity Date . . . . . .
        Interest on Proceeds. . . . . . . . . . . . . . . .
     Partial Withdrawals. . . . . . . . . . . . . . . . . .
        Systematic Withdrawal Privilege   . . . . . . . . .
     Seligman Time Horizon  Matrix4   . . . . . . . . . . .
     Portfolio Rebalancing  . . . . . . . . . . . . . . . .
     Loans  . . . . . . . . . . . . . . . . . . . . . . . .
     Payment of Benefits, Partial Withdrawals, Cash
         Surrenders, & Transfers - Postponement   . . . . .
     Charges Against the Policy, Variable Account, and
     Fund . . . . . . . . . . . . . . . . . . . . . . . . .
        Surrender Charge. . . . . . . . . . . . . . . . . .
        Policy Administration Charge  . . . . . . . . . . .
        Daily Administration Fee  . . . . . . . . . . . . .
        Transfer Processing Fee . . . . . . . . . . . . . .
        Annualized Mortality and Expense Risk Charge. . . .

                                  DEFINITIONS


ADMINISTRATIVE OFFICE: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

ANNUITANT: Any natural person whose life is used to determine the duration of any payments made under a payment option involving life contingencies. The term annuitant also includes any co-annuitant, a term used to refer to more than one annuitant.


ANNUITY DATE: The date when the policy value will be applied under an annuity payment option.


BENEFICIARY: The person to whom we will pay the proceeds payable on your death or on the death of the last surviving annuitant.


CASH SURRENDER VALUE: The policy value less: 1) any applicable surrender charge; and 2) the policy administration charge; and 3) any applicable market value adjustment.


CO-ANNUITANT: A term used solely for the purpose of referring to more than one annuitant. There is no other distinction between the terms annuitant and co-annuitant. A co-annuitant: 1) is allowed but not required under a nonqualified policy; and 2) is not allowed under a qualified policy, and any designation of a co-annuitant under a qualified policy will be of no effect.

COMPANY: Canada Life Insurance Company of America.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

EFFECTIVE DATE: The date the policy is effective is the date we accept your application and apply your initial premium.


FIXED ACCOUNT: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.


FUND: Seligman Portfolios, Inc., a diversified open-end investment company that offers shares in twelve portfolios of shares in which the corresponding sub-accounts of the Variable Account are invested.

JOINT OWNER: A term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner and joint owner.


GUARANTEE AMOUNT: Before the Annuity Date, the amount equal to that part of any net premium allocated to or policy value transferred to the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable surrender charges, any applicable Market Value Adjustment and any applicable premium tax charge) or transfers (including any applicable Market Value Adjustments) therefrom.

GUARANTEE PERIOD: A specific number of years for which we agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.


GUARANTEED INTEREST RATE: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

LAST SURVIVING ANNUITANT: The annuitant or co-annuitant that survives the other.

MARKET VALUE ADJUSTMENT: A positive or negative adjustment that may apply to any portion of a Guarantee Amount upon the surrender, withdrawal, or transfer of such portion of the Guarantee Amount before the expiration of the Guarantee Period applicable to that Guarantee Amount.

MATURITY DATE: The first day of the month after any annuitant's 100th birthday.

NET PREMIUMS: The premium paid less any premium tax deducted in the year the premium is paid.


NONQUALIFIED POLICY: A policy that is not a "qualified" policy under the Internal Revenue Code of 1986, as amended (the "Code"). See "FEDERAL TAX STATUS" on page.


OWNER: The owner is entitled to exercise all rights and privileges provided the owner in the policy. The term owner also includes any joint owner.

PAC: Pre-authorized check, including electronic fund transfers.

POLICY: One of the flexible premium variable deferred annuity policies offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE, YEARS, MONTHS, and ANNIVERSARIES: Are measured from the policy date shown in the "Policy Details" of the policy.

QUALIFIED POLICY: A policy that is issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408 or 457 of the Code. See "FEDERAL TAX STATUS" on page


SUB-ACCOUNT: The Variable Account has twelve sub-accounts: Capital; Cash Management; Common Stock; Bond; Income; International; Communications and Information; Frontier; Global Smaller Companies; High-Yield Bond; Global Technology; and Global Growth Opportunities. The assets of these sub-accounts are invested in the corresponding portfolio of the Fund.


UNIT: A unit is a measurement used in the determination of the policy's Variable Account value before the annuity date or maturity date.


VALUATION DAY: Each day the New York Stock Exchange is open for trading, except for the business day after Christmas.

VALUATION PERIOD: The period beginning at the close of business on a valuation day and ending at the close of business on the next succeeding valuation day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

VARIABLE ACCOUNT: The Canada Life of America Variable Annuity Account II.

WE, OUR, and US: Canada Life Insurance Company of America.

WRITTEN NOTICE: See the "Written Notice" provision on page in the "Other Policy Provisions" section of this Prospectus.

YOU or YOUR: The owner. See the definitions of "Owner" and "Joint Owner" above.

                                    SUMMARY

TEN DAY RIGHT TO EXAMINE POLICY


You have ten days after you receive the policy to decide if the policy meets your needs (except in California you have 30 days if the Owner is age 60 or over, and in Idaho and North Dakota you have 20 days), and if the policy does not meet your needs to return the policy to our Administrative Office. We will promptly return either the policy value (where allowed by law); or in states which do not allow return of policy value, we will return the full premium paid, without interest and less the amount of any partial withdrawals, within seven days. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.


PREMIUMS


The minimum initial premium is $5,000 ($2,000 if the policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, the minimum initial premium is $100 ($50 if the policy is an Individual Retirement Annuity) if submitted with a pre-authorized check ("PAC") agreement. You may make additional premium payments during the annuitant's lifetime and before the annuity date or maturity date. The minimum additional premium is $1,000, or $100 per month if paid by PAC (or $50 per month if paid by PAC if the Policy is an Individual Retirement Annuity). Our prior approval is required before your total premiums paid exceed $1,000,000. You may allocate your net premiums among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums" on page __.


THE VARIABLE ACCOUNT


The Variable Account is a separate investment account consisting of twelve sub-accounts. The policy value before the annuity date or maturity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios of the Fund in which your elected sub-accounts are invested. See "The Variable Account" on page __.


THE FUND


The assets of each sub-account are invested in the corresponding portfolios of the Fund. The Fund currently offer twelve portfolios: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities. The Fund is a diversified, open-end investment company. See "The Fund" on page


THE FIXED ACCOUNT


The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. Under the Fixed Account you may allocate all or a portion of net premium payments and transfer policy value among several Guarantee Periods selected by you. We currently offer Guarantee Periods with durations of one, three, five, seven, and ten years. If the amount allocated or transferred remains in a Guarantee Period until the expiration date of a Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied on an annually compounded based, by its Guaranteed Interest Rate. Except for the one year Guarantee Period, any surrender, withdrawal, or transfer will be subject to a Market Value Adjustment that may increase or decrease the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. However, the Market Value Adjustment will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year. The Market Value Adjustment does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period (See "THE FIXED ACCOUNT - Market Value Adjustment").


TRANSFERS


You may transfer all or part of an amount in a sub-account or the Fixed Account to another sub-account(s) or the Fixed Account, subject to certain restrictions. See "Transfers" on page__

DEATH BENEFIT

If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), we will pay the beneficiary a death benefit.

   THE FOLLOWING APPLIES ONLY TO CERTAIN POLICIES ISSUED ON OR AFTER MAY 1, 1996 AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

   If we receive such due proof during the first five years, the death benefit is the greater of:
         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the annuitant's death.

   If we receive such due proof after the first five policy years, the death benefit is the greatest of:
         1.  item "1" above; or
         2.  item "2" above; or
         3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

   If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above. However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.

   THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.

   If we receive such due proof during the first seven policy years, the death benefit is the greater of:
         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the annuitant's death.

   If we receive such due proof after the first seven policy years, the death benefit is the greatest of:
         1.  item "1." above; or
         2.  item "2." above; or
         3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). For policies issued from May 1, 1995 through April 30, 1996, no further step-ups in Death Benefits will occur after any annuitant's age of 80.

No death benefit is payable if the policy is surrendered before the last surviving annuitant's death.


See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date" on page __.



PARTIAL WITHDRAWALS AND CASH SURRENDERS


You may withdraw part or all of the cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or the maturity date, subject to certain limitations. See "The Fixed Account" on pages

__and__,"Partial Withdrawals" on page __ and "Proceeds on Surrender" on page__. Partial withdrawals and cash surrenders may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS" on page__.


POLICY CHARGES

No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made. For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:

                                                                                                              SURRENDER CHARGE
   1.    Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy year, PLUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

   2.    Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy year, PLUS . . . . . . . . . . . . . . . . . . . . . . . . . .  None

   3.    Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS  . . . . . . . .  None

   4.    Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time. . . . . . . . . . .  None

   5.    Premiums subject to a surrender charge:
         Policy Years Since Premium Was Paid
         -----------------------------------
             Less than 1  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6%
             At least 1, but less than 2  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6%
             At least 2, but less than 3  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5%
             At least 3, but less than 4  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5%
             At least 4, but less than 5  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4%
             At least 5, but less than 6  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3%
             At least 6, but less than 7  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2%
             At least 7 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None


See "Surrender Charge" on page__.

We deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the surrender occurs on the policy anniversary. See "Policy Administration Charge" on page__.

At each valuation period, we also deduct a daily administration fee at an effective annual rate of 0.35% from the assets of the Variable Account. See "Daily Administration Fee" on page__.

The first 12 transfers during each policy year are free under our current Company policy, which we reserve the right to change. Although, we do not currently charge for transfers exceeding 12, we reserve the right to charge a fee of $25 per transfer. See "Transfer Processing Fee" on page__.

We deduct a mortality and expense risk charge at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25%. This charge is not made after the annuity date or maturity date, or against any amounts in the Fixed Account. See "Annualized Mortality and Expense Risk Charge" on page__.

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes from either: a) the premium when paid; or b) the policy value when it is applied under a payment option, cash surrender value or partial withdrawal. See "Taxes" on page__.

Each portfolio of the Fund in which the Variable Account invests is responsible for its own expenses. In addition, charges for investment management services are charged daily from each portfolio of the Fund as a percentage of the average net assets of the portfolios, as follows: 0.40% for Capital, Cash Management (currently waived), Common Stock, Bond, and Income; 0.75% for Communications and Information, and Frontier; 1.00% for International, Global Smaller Companies, Global Technology and Global Growth Opportunities; and 0.50% for High-Yield Bond. See "Other Charges Including Investment Management Fees" on page __ and the attached "PROSPECTUS FOR THE FUND."


LOANS


The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan. The effective cost of a policy loan would be 2% per year of the amount borrowed. See "Loans" on page__.


ANNUITY DATE, MATURITY DATE AND PAYMENT OPTIONS


On the annuity date, we will apply the policy value under Payment Option 1, unless you have elected to receive the cash surrender value in a lump sum, or pursuant to a mutually agreed upon payment option, Payment Option 2. Payments under these payment options do not depend on the Variable Account's investment performance. The proceeds we will pay on the maturity date is the policy value. The payment options are: 1) Life Income; and 2) Mutual Agreement. See "Payment Options" on page__.


OTHER POLICY PROVISIONS


For information concerning the owner, beneficiary, written notice, periodic policy reports, assignment, and modification see "Other Policy Provisions" on page__.


FEDERAL TAX STATUS


For a brief discussion of our current understanding of the federal tax laws concerning us and the annuity policies we issue see "FEDERAL TAX STATUS" on page__.


QUESTIONS

We will be happy to answer your questions about the policy or our procedures. Call or write to us at the phone number or address on page one. All inquiries should include the policy number, and the names of the owner and the annuitant.

                               TABLE OF EXPENSES

EXPENSE DATA


The following information regarding expenses assumes that the entire policy value is in the Variable Account.

    POLICYOWNER TRANSACTION EXPENSES*
    ---------------------------------
    Sales load on purchase payments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
    Maximum contingent deferred sales charge as a percentage of amount surrendered
       (10% of total premiums still subject to a surrender charge are free of any sales load.
       See "Policy Charges" on page___)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.00%
    Transfer fee
        Current policy - First 12 transfers each policy year: . . . . . . . . . . . . . . . . . . . . . . . . . .  No fee
        Each transfer thereafter: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  No fee**

    POLICY ADMINISTRATION CHARGE
    ----------------------------
    Per policy per policy year:   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $30
      (waived for the prior policy year if the policy value is $75,000 or more on the policy anniversary)

    VARIABLE ACCOUNT ANNUAL EXPENSES
    --------------------------------
    (as a percentage of account value)
    Mortality and expense risk charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.25%
    Effective annual rate of daily administration fee   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
    Total Variable Account annual expenses                                                                          1.60%



    SELIGMAN PORTFOLIOS, INC. (THE "FUND")
    ANNUAL EXPENSES
    (as a percentage of average net assets)

                                                                        OTHER EXPENSES
                                                    MANAGEMENT           AFTER EXPENSE            TOTAL ANNUAL
                                                       FEES             REIMBURSEMENT***             EXPENSES
                                                 --------------------   ----------------          --------------
         Capital                                      0.40%                 0.19%                     0.59%
         Cash Management                              0.00%                 0.00%                     0.00%
         Common Stock                                 0.40%                 0.13%                     0.53%
         Bond                                         0.40%                 0.20%                     0.60%
         Income                                       0.40%                 0.19%                     0.59%
         International                                1.00%                 0.40%                     1.40%
         Communications and Information               0.75%                 0.12%                     0.87%
         Frontier                                     0.75%                 0.17%                     0.92%
         Global Smaller Companies                     1.00%                 0.40%                     1.40%
         High-Yield Bond                              0.50%                 0.20%                     0.70%
         Global Technology                            1.00%                 0.40%                     1.40%
         Global Growth Opportunities                  1.00%                 0.40%                     1.40%




* In addition to the policyowner transaction expenses reflected in the table, a Market Value Adjustment applies to the Guarantee Amount subject to surrender, withdrawal, or transfer except during the 30 days following the expiration of a Guarantee Period. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period.

** Although, currently we do not charge for transfers exceeding 12, we reserve the right to charge a $25 fee per transfer.

*** The above table is intended to assist the policyowner in understanding the costs and expenses that will be borne, under the policy, directly or indirectly. These include the expenses of the Fund. The 0.00% following "Management Fees" under Cash Management is based on the fact that the Manager, in its sole discretion, waived its fee of 0.40% during 1996., There is no assurance that the Manager will continue this policy in the future. In the event that this waiver is discontinued, this will be reflected in an updated prospectus. With respect to all portfolios of the Fund except International, Global Smaller Companies, Global Technology and Global Growth Opportunities, the % (% under Cash Management) listed following "Other expenses after expense reimbursement" is based on the fact that the Fund expenses, other than the management fee, exceeding 0.20% (0.00% under Cash Management) will be reimbursed by the Fund's Manager by voluntary agreement of the Manager. There is no assurance that the Manager will continue this policy in the future. With respect to International, Global Smaller Companies, Global Technology and Global Growth Opportunities, the Sub-Advisor has agreed to reimburse annual expenses (other than the management fee) that exceed 0.40% of average net assets. There is no assurance that the Manager and the Sub-Advisor will continue this policy in the future. In the event that any of these waivers and reimbursements are discontinued, this will be reflected in an updated prospectus. Absent such a reimbursement, the Fund's "Other Expenses" would be higher, and during 1996 would have been: Cash Management 0.23%; Bond 0.39%; International 1.30%; Global Smaller Companies 0.90%; and High-Yield Bond 0.38%. The High-Yield Bond Portfolio commenced operations on May 1, 1995. Expenses for Capital, Common Stock, Communications and Information, Frontier, and Income did not exceed the reimbursement level of 0.20%. The Global Technology and Global Growth Opportunities Portfolios commenced operations on May 1, 1996. In the absence of any expense reimbursement, the annualized "Other Expenses" for the Global Technology and Global Growth Opportunities Portfolios were 3.71% and 5.04% respectively.




The data with respect to the Fund's annual expenses have been provided to us by the Fund and we have not independently verified such data.


See "Charges Against the Policy, Variable Account, and Fund," page__, and the Prospectus for the Fund. In addition to the expenses listed above, premium taxes may be applicable, which currently range between ___% to ___%, according to the jurisdiction. In many jurisdictions, there is no tax at all. See Appendix A, State Premium Taxes.

EXAMPLES

A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    1.   If the policy is surrendered at the end of the applicable time period:


                        SUB-ACCOUNT                    1 YEAR          3 YEAR         5 YEAR        10 YEAR
                        -----------                    ------          ------         ------        -------
        Capital                                     $          77   $        116    $        157  $        260
        Cash Management                             $          71   $          98   $        127  $        198
        Common Stock                                $          76   $        114    $        154  $        254
        Bond                                        $          77   $        116    $        158  $        261
        Income                                      $          77   $        116    $        157  $        260
        Internationall                              $          85   $        140    $        197  $        339
        Communications and Information              $          80   $        124    $        171  $        288
        Frontier                                    $          80   $        126    $        174  $        293
        Global Smaller Companies                    $          85   $        140    $        197  $        339
        High-Yield Bond                             $          78   $        119    $        163  $        271
        Global Technology                           $          85   $        140    $        197  $        339
        Global Growth Opportunities                 $          85   $        140    $        197  $        339


    2. If the policy is annuitized or not surrendered at the end of the applicable time period:


                        SUB-ACCOUNT                    1 YEAR          3 YEAR          5 YEAR         10 YEAR
                        -----------                    ------          ------          ------         -------
        Capital                                     $          23   $          71   $        121   $        260
        Cash Management                             $          17   $          53   $         91   $        198
        Common Stock                                $          22   $          69   $        118   $        254
        Bond                                        $          23   $          71   $        122   $        261
        Income                                      $          23   $          71   $        121   $        260
        Internationall                              $          31   $          95   $        161   $        339
        Communications and Information              $          26   $          79   $        135   $        288
        Frontier                                    $          26   $          81   $        138   $        293
        Global Smaller Companies                    $          31   $          95   $        161   $        339
        High-Yield Bond                             $          24   $          74   $        127   $        271
        Global Technology                           $          31   $          95   $        161   $        339
        Global Growth Opportunities                 $          31   $          95   $        161   $        339



The examples provided above assume that no transfer charges have been assessed. The examples also reflect a policy administration charge of .08% of assets, determined by dividing the total policy administration charge collected by the total average net assets of the sub-accounts of the Variable Account.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                        CONDENSED FINANCIAL INFORMATION


The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See the "FINANCIAL STATEMENTS" section on page __ concerning financial statements contained in the Statement of Additional Information.

The table below sets forth certain information regarding the sub-accounts for a policy for the period from commencement of business operations on June 21, 1993 through December 31, 1996. Accumulation Unit Values will not be provided for any date prior to the inception of the Variable Account. The Communications and Information, Frontier and Global Smaller Companies commenced operations on October 11, 1994. High-Yield Bond commenced operations on May 1, 1995.. The Global Technology and Global Growth Opportunities commenced operations on May 1, 1996.

   ACCUMULATION UNIT VALUE
                                           AS OF            AS OF            AS OF            AS OF     AS OF DATE OF
   SUB-ACCOUNT                             12/31/96         12/31/95         12/31/94         12/31/93  INCEPTION 6/21/93
   -----------                             --------         --------         --------         --------  -----------------
   Capital                                                   22.8868          18.2918          19.6172         17.5309
   Cash Management                                            1.2946           1.2485           1.2207          1.2169
   Common Stock                                              23.2020          18.5345          18.7397         17.3783
   Bond                                                      15.4532          13.1729          13.8444         13.5230
   Income                                                    18.2026          15.6909          16.9728         16.2960
   International                                             12.3408          11.2629          11.3350          9.9778
   Communications and Information                            14.1656          10.4007           *
   Frontier                                                  13.8269          10.5399           *
   Global Smaller Companies                                  11.9127          10.3193           *
   High-Yield Bond                                           10.6346            **
   Global Technology
   Global Growth Opportunities



   NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD
                                           AS OF             AS OF           AS OF             AS OF
   SUB-ACCOUNT                             12/31/96          12/31/95        12/31/94          12/31/93
   -----------                             --------         --------         --------         --------
   Capital                                                   177,869           62,358           4,660
   Cash Management                                         4,756,423          434,226          56,138
   Common Stock                                              406,237          127,570          35,206
   Bond                                                      118,761           64,614          15,084
   Income                                                    262,103          124,878          27,474
   International                                             329,980          150,440          47,001
   Communications and Information                          2,515,329           47,541             *
   Frontier                                                  785,660           11,609             *
   Global Smaller Companies                                  408,870           12,740             *
   High-Yield Bond                                           275,716             **
   Global Technology
   Global Growth Opportunities


* The Accumulation Unit Values for the Communications and Information, Frontier and Global Smaller Companies Sub-Accounts' first valuation period were set at $10. Since these Sub-Accounts were not in existence in 1993, there were no outstanding units to report at the end of the period December 31, 1993.

** The Accumulation Unit Value for the High-Yield Bond Sub-Account's first valuation period was set at $10. Since this Sub-Account was not in existence in 1994, there were no outstanding units to report at the end of the period December 31, 1994.



                                  THE COMPANY


Canada Life Insurance Company of America ("we," "our," and "us") is a stock life insurance company with assets as of December 31, 1996 of approximately $___billion. We were incorporated under Michigan law on April 12, 1988, and our administrative office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We currently are principally engaged in issuing and reinsuring annuity policies.


We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating, our rating from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings address the financial ability of these companies to meet their contractual obligations in accordance with the terms of their insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment, nor do they address the suitability of the policy for a particular purchaser. Also, these evaluations do not refer to the ability of these companies to meet non-policy obligations.


We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada, with a U.S. home office in Atlanta, Georgia. The Canada Life Assurance Company: commenced insurance operations in 1847, and has been actively operating in the United States since 1889; and is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1996 of approximately $____billion (U.S. dollars).

Obligations under the policies are obligations of Canada Life Insurance Company of America.

We are subject to regulation and supervision by the Michigan Insurance Bureau, as well as the applicable laws and regulations of all jurisdictions in which we are authorized to do business.



                THE VARIABLE ACCOUNT, THE FUND AND FIXED ACCOUNT


THE VARIABLE ACCOUNT

We established the Canada Life of America Variable Annuity Account 2 (the "Variable Account") as a separate investment account on October 30, 1992, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct and will be held in the Variable Account. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.


The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. However, registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account.

The Variable Account currently is divided into twelve sub-accounts with the assets of each sub-account invested in shares of the corresponding portfolio of the Fund described below.


THE FUND


Seligman Portfolios, Inc. (the "Fund") currently has twelve portfolios:
Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities. Shares of a portfolio are purchased and redeemed for a corresponding sub-account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a portfolio will be reinvested in additional shares of that portfolio at their net asset value. The Fund Prospectus defines the net asset value of portfolio shares.

The Fund is a diversified open-end investment company incorporated in Maryland which uses the investment management services of J. & W. Seligman & Co. Incorporated (the International, Global Smaller Companies, Global Technology and Global Growth Opportunities Portfolios use the sub-advisory services of Seligman Henderson Co.). The following is a brief description of the investment objectives of each of the current portfolios of the Fund. There is, of course, no assurance that the investment objective of any portfolios will be achieved. The following brief descriptions are qualified in their entirety by the more detailed information appearing in the attached Prospectus for the Fund.


SELIGMAN CAPITAL PORTFOLIO

The investment objective of this Portfolio is to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near-or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

SELIGMAN CASH MANAGEMENT PORTFOLIO

The investment objective of this Portfolio is to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. Investments in this Portfolio are neither insured nor guaranteed by the U.S. Government and there is no assurance that this Portfolio will be able to maintain a stable net asset value of $1.00 per share.

SELIGMAN COMMON STOCK PORTFOLIO

The investment objective of this Portfolio is to produce favorable (but not the highest) current income and long-term growth of both income and capital value, without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


The investment objective of this Portfolio is to produce capital gain, not income, by investing primarily in securities of companies operating in the communications, information and related industries.



SELIGMAN BOND PORTFOLIO


The investment objective of this Portfolio is to achieve favorable current income by investing in a diversified range of debt securities, primarily of investment grade, including convertible issues and preferred stock, with capital appreciation as a secondary consideration.

SELIGMAN FRONTIER PORTFOLIO

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small-to medium-sized companies selected for their growth prospects.

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO

The investment objective of this Portfolio is to seek long-term capital appreciation by investing primarily in capital stock of companies that have the potential to benefit from global economic or social trends.


SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO


The investment objective of this Portfolio currently is long-term capital appreciation primarily through global investments in securities of medium-to-large sized companies.


SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO


The investment objective of this Portfolio is long-term capital appreciation primarily through global investments in securities of companies with small to medium market capitalizations.

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO


The investment objective of this Portfolio is to seek long-term capital appreciation by making global investments of at least 65% of its assets in securities of U.S. and non-U.S. companies operating in the technology and technology-related industries.


SELIGMAN HIGH-YIELD BOND PORTFOLIO


The investment objective of this Portfolio is to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are unrated or carry ratings lower than those assigned to investment grade bonds by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Portfolio may invest up to 100% of its assets in lower rated bonds, commonly known as "junk bonds" which are subject to a greater risk of loss of principal and interest than higher rated investment grade bonds. An investment in the Series is appropriate for you only if you can bear the high risk inherent in investing in such securities. This risk is described in the attached Prospectus for the Fund, which should be read carefully before investing.

SELIGMAN INCOME PORTFOLIO

The investment objective of this Portfolio is primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.


Since the Fund may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products, of Canada Life Insurance Company of America, Canada Life Insurance Company of New York, The Canada Life Assurance Company, and other unaffiliated insurance companies, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in the Fund. The Fund's board of directors, the Fund's investment manager, and we and any other insurance companies participating in the Fund will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more series.

A FULL DESCRIPTION OF THE FUND, ITS INVESTMENT OBJECTIVES, ITS POLICIES AND RESTRICTIONS, ITS EXPENSES AND OTHER ASPECTS OF ITS OPERATION, AS WELL AS A DESCRIPTION OF THE RISKS RELATED TO INVESTMENT IN THE FUND, IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE FUND. THE PROSPECTUS FOR THE FUND SHOULD BE READ CAREFULLY BY A PROSPECTIVE PURCHASER ALONG WITH THIS PROSPECTUS.


RESERVED RIGHTS


We reserve the right to substitute shares of another portfolio of the Fund or shares of another registered open-end investment company if, in the judgment of our management, investment in shares of one or more portfolios is no longer appropriate for any legitimate reason, including: a change in investment policy; or a change in the tax laws; or the shares are no longer available for investment. We will obtain the approval of the SEC before we make a substitution of shares, if such approval is required by law.


When permitted by law, we also reserve the right to: create new variable accounts; combine variable accounts, including the Canada Life of America Variable Annuity Account 2; remove, combine or add sub-accounts and make the new sub-accounts available to policyowners at our discretion; add new portfolios of the Fund or of other registered investment companies; deregister the Variable Account under the 1940 Act if registration is no longer required; make any changes required by the 1940 Act; and operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised Prospectus and any notice required by law.


CHANGE IN INVESTMENT POLICY

The investment policy of a sub-account of the Variable Account may not be changed unless: the change is approved, if required, by the Michigan Insurance Bureau; and a statement of such approval is filed, if required, with the insurance department of the state in which the policy is delivered.

                               THE FIXED ACCOUNT


An owner may allocate some or all of the net premium payments and transfer some or all of the policy value to the Fixed Account, which is part of our general account and pays interest at declared rates (Guaranteed Interest Rates) guaranteed for selected periods of time from one to ten years (Guarantee Periods). The principal, after deductions, is also guaranteed. Since the Fixed Account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account may not be available in all states.

Due to certain exemptive and exclusionary provisions, interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the interests in the Fixed Account, the Fixed Account, nor the general account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Fixed Account, the Fixed Account, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


GUARANTEE AMOUNT

The portion of the policy value allocated to the Fixed Account is the Guarantee Amount which is credited with interest, as described below. The Guarantee Amount reflects interest credited to the policy value in the Guarantee Periods, net premium payments allocated to or policy value transferred to Guarantee Periods and charges assessed in connection with the policy. The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.


GUARANTEE PERIODS

From time to time we will offer to credit Guarantee Amount with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. We currently offer Guarantee Periods of one, three, five, seven and ten years. The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual interest rate of 3%.

Guarantee Periods begin on the date as of which a net premium payment is allocated to or a portion of the policy value is transferred to the Guarantee Period, and end on the last calendar day of the month when the number of years in the Guarantee Period elected (measured from the end of the calendar month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Allocations of net premium payments and transfers of policy value to the Fixed Account for a Guarantee Period may have different applicable Guaranteed Interest Rates depending on the timing of such allocations or transfers. However, amounts allocated to the Fixed Account for a specified Guarantee Period during a calendar month will receive the same Guaranteed Interest Rate. The applicable Guaranteed Interest Rate does not change during a Guarantee Period. If the allocated or transferred amount remains in the fixed rate interest option until the end of the applicable Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied, on an annually compounded basis, by its Guaranteed Interest Rate. If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the expiration of the Guarantee Period, the Guaranteed Amount is subject to a Market Value Adjustment, as described below, the application of which may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the fixed interest rate option to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period or to provide death, nursing home, terminal illness benefits, and annuitization.

During the 30 day period following the expiration of a Guarantee Period ("30 day window"), a policyowner may transfer the Guarantee Amount from the expiring Guaranteed Period to another fixed interest rate option with a new Guarantee Period or to a subaccount(s). A Market Value Adjustment will not apply if the Guarantee Amount from the expired Guarantee Period is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will accrue interest at an annual effective rate of 3% unless the Guarantee Amount remains in the Fixed Accountin which case you will receive the interest rate in accordance with the Guarantee Period chosen.

We will generally, generate and forward notice to owners in writing at least 10 days prior to the expiration date of any Guarantee Period about the then currently available Guarantee Periods and the Guaranteed Interest Rates applicable to such Guarantee Periods. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the expired Guarantee Period, unless we receive Written Notice prior to the expiration of the 30 day window of the owner's election of a different Guarantee Period from among those being offered by us at that time, or instructions to transfer all or a portion of the expiring Guarantee Amount to a subaccount. If we do not receive such Written Notice and are not offering a Guarantee Period of the same duration as the expiring Guarantee Period or if the duration of the expiring Guarantee Period would, if renewed, extend beyond the annuity date, then a new Guarantee Period of one year will commence automatically on the first day following the expiration of theexpired Guarantee Period.

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods that differ from those available when an owner's policy was issued. We also reserve the right, at any time, to stop accepting net premium payment allocations or transfers of policy value to a particular Guarantee Period. Since the specific Guarantee Periods available may change periodically, please contact our Administrative Office to determine the Guarantee Periods currently being offered.

Owners allocating net premium payments and/or policy value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account, and this performance does not determine the policy value attributable to the Fixed Account or benefits relating thereto. The Fixed Account provides values and benefits based only upon the net purchase payments and policy values allocated thereto, the Guaranteed Interest Rate credited on such amounts, and any charges or Market Value Adjustments imposed on such amounts in accordance with the terms of the policy.


MARKET VALUE ADJUSTMENT

A Market Value Adjustment reflects the relationship between: (i) the Guaranteed Interest Rate being applied to the Guarantee Period from which the Guarantee Amount is requested to be surrendered, withdrawn, or transferred; and
(ii) the current Guaranteed Interest Rate that we credit for a Guarantee Period equal in duration to the Guarantee Period from which the Guarantee Amount will be surrendered, withdrawn, or transferred. If a Guarantee Period of such duration is not being offered, we will use the linear interpolation of the Guaranteed Interest rates for the Guarantee Periods closest in duration that is available. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless the effective date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period or the surrender, withdrawal or transfer of a Guarantee Amount is from the one year Guarantee Period. The Market Value Adjustment will be applied after the deduction of any applicable policy administration charge or transfer fee, and before the deduction of any applicable surrender charge or charge for taxes on premium payments. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.

Generally, if the Guaranteed Interest Rate for the selected Guarantee Period is lower than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal or transfer of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred. Conversely, if the Guaranteed Interest Rate for the selected Guarantee Period is higher than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of a duration equal the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred, (the "Amount") by the Market Value
Adjustment Factor.   The Market Value Adjustment Factor is calculated as
follows:


Market Value Adjustment Factor = Lesser of          (a)                  (1 + i)  n/12
                                                                         ------------------
                                                                         (1 +r + .005)n/12


                                        or          (b)                  1.05
         where:


         "i" is the Guaranteed Interest Rate currently being credited to the "Amount";

         "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of a duration equal to the Guarantee Period for the Guarantee Amount from which the "Amount" is taken; and

         "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the "Amount" is taken.






                         DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY


You have ten days after you receive the policy to decide if the policy meets your needs (except in California you have 30 days if the Owner is age 60 or over, and in Idaho and North Dakota you have 20 days), and if the policy does not meet your needs to return the policy to our Administrative Office. We will promptly return either the policy value (where allowed by law); or in states which do not allow return of policy value, we will return the full premium paid, without interest and less the amount of any partial withdrawals, within seven days. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.



PREMIUMS

INITIAL PREMIUM

An applicant must submit a properly completed application along with a check made payable to us for the initial premium. The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) when an applicant has enclosed a completed pre-authorized check ("PAC") agreement for additional premiums to be automatically withdrawn monthly from the owner's bank account.

The application is subject to our underwriting standards. If the application is properly completed and is accompanied by all the information necessary to process it, including the initial premium, we will normally accept the application and apply the initial net premium within two valuation days of receipt at our Administrative Office. However, we may retain the premium for up to five valuation days while we attempt to complete the processing of an incomplete application. If this cannot be achieved within five valuation days, we will inform the applicant of the reasons for the delay and immediately return the premium, unless the applicant specifically consents to our retaining the premium until the application is made complete. If the applicant consents to our retaining the premium, we will apply the initial net premium within two valuation days of when the application is complete.

ADDITIONAL PREMIUMS

The minimum additional premium is $1,000. However, the minimum additional premium paid by PAC is $100 per month ($50 per month if the policy is an Individual Retirement Annuity). We will apply additional net premiums as of receipt at our Administrative Office.

You may make additional premium payments at any time during any annuitant's lifetime and before the earlier of the annuity date or maturity date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will give you a receipt for each additional premium payment.

WIRE TRANSMITTAL PRIVILEGE

If a written agreement between us and broker/dealers who use wire transmittals is in effect, as a privilege to you we will accept transmittal of the initial and/or additional premiums by wire order from the broker/dealer to our designated financial institution. A copy of such transmittal must be simultaneously sent to our Administrative Office via a telephone facsimile transmission that also contains the essential information we require to begin application processing and/or to allocate the net premium. We will normally apply the initial net premium within two valuation days of receipt at our Administrative Office of the facsimile transmission that contains a copy of the wire order and such required essential information. We may retain such wire orders for up to five valuation days while an attempt is made to obtain such required information that we do not receive via such facsimile transmission. If such required information is not obtained within five valuation days, we will inform the broker/dealer, on behalf of the applicant, of the reasons for the delay and immediately return the premium wired to us to the broker/dealer who will return the full premium paid to the applicant, unless we receive within such five valuation days the applicant's specific written consent to our retaining the premium until we receive such required information via facsimile transmission.

Our acceptance of the wire order and facsimile does not create a contractual obligation with us until we receive and accept a properly completed original application. If we do not receive a properly completed original application within ten valuation days of receipt of the initial wire order premium, we will return the premium wired to us to the broker/dealer who will return the full premium paid to the applicant. If the allocation instructions in the properly completed original application are inconsistent with such instructions contained in the facsimile transmission, the policy value will be reallocated in accordance with the allocation instructions in the application at the price which was next determined after receipt of the wire order.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Company for purchase of the policy. Contact us to find out about state availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to the policyowner's instructions. Based on the information provided, we will generate a policy and a verification letter to be forwarded to the policyowner for signature.

During the period from receipt of the initial premium until the signed verification letter is received, the policyowner may not execute any financial transactions with respect to the policy unless such transactions are requested in writing by the owner and signature guaranteed.

NET PREMIUM ALLOCATION

You elect in your application how you want your initial net premium to be allocated among the sub-accounts and the Fixed Account. Any additional net premiums will be allocated in the same manner, unless at the time of payment we have received your written notice to the contrary. The total allocation must equal 100%.

We cannot guarantee that a sub-account or shares of a portfolio will always be available. If you request that all or part of a premium be allocated to a sub-account at a time when the sub-account or underlying portfolio is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

TERMINATION

We may pay you the cash surrender value and terminate the policy if before the annuity date or maturity date all of these events simultaneously exist:

   1.    you have not paid any premiums for at least two years;
   2.    the policy value is less than $2,000; and
   3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice, unless we receive an additional premium before the termination date specified in the notice. This additional premium must be at least the minimum amount specified in "Additional Premiums."


VARIABLE ACCOUNT VALUE

The Variable Account value before the annuity date or maturity date is determined by multiplying the number of units credited to this policy for each sub-account by the current unit value of these units.

UNITS

We credit net premiums in the form of units. The number of units credited to the policy for each sub-account is determined by dividing the net premium allocated to that sub-account by the unit value for that sub-account at the end of the valuation period during which we receive the premium at our Administrative Office.

We will credit units for the initial net premium on the effective date of the policy. We will adjust the units for any transfers in or out of a sub-account, including any transfer processing fee.

We will cancel the appropriate number of units based on the unit value at the end of the valuation period in which any of the following events occur: the policy administration charge is assessed; the date we receive and file your written notice for a partial withdrawal or surrender; the date of a systematic withdrawal; the earlier of the annuity date or maturity date; or the date we receive due proof of your death or the last surviving annuitant's death.

UNIT VALUE

The unit value for each sub-account's first valuation period is set at $10, except the Cash Management sub-account which is set at $1. The unit value for each subsequent valuation period is determined by multiplying the unit value at the end of the immediately preceding valuation period by the net investment factor for the valuation period for which the value is being determined.

The unit value for a valuation period applies to each day in that period. The unit value may increase or decrease from one valuation period to the next.

NET INVESTMENT FACTOR

The net investment factor is an index that measures the investment performance of a sub-account from one valuation period to the next. Each sub-account has a net investment factor, which may be greater than or less than one.

The net investment factor for each sub-account for a valuation period equals 1 plus the rate of return earned by the relevant portfolio of the Fund, adjusted for the effect of taxes charged or credited to the sub-account, the mortality and expense risk charge, and the daily administration fee.

The rate of return of the relevant portfolio is equal to the fraction obtained by dividing (a) by (b) where:

   (a) is the net investment income and net gains, realized and unrealized, credited during the current valuation period; and
   (b) is the value of the net assets of the relevant portfolio at the end of the preceding valuation period, adjusted for the net capital transactions and dividends declared during the current valuation period.

TRANSFERS

TRANSFER PRIVILEGE

You may transfer all or a part of an amount in the sub-account(s) to another sub-account(s) or to the Fixed Account, or transfer a part of an amount in the Fixed Account to the sub-account(s), subject to these general restrictions and the additional restrictions in "Restrictions on Transfers from Fixed Account":


   1.    the Company's minimum transfer amount, currently $250; and
   2. a transfer request that would reduce the amount in that sub-account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that sub-account or the Fixed Account; and
   3. transfers from the Fixed Account except from the one year Guarantee Period may be subject to a Market Value Adjustment


We cannot guarantee that a sub-account or shares of a portfolio will always be available. If you request an amount in a sub-account or Fixed Account be transferred to a sub-account at a time when the sub-account or underlying portfolio is unavailable, we will not process your transfer request, and this request will not be counted as a transfer for purposes of determining the number of free transfers executed. The Company reserves the right to change its minimum transfer amount requirements.

TELEPHONE TRANSFER PRIVILEGE

You may direct us to act on transfer instructions given by telephone, subject to our procedures, by initialing the authorization on the application or by subsequently completing our administrative form. The authorization will continue in effect until we receive your written revocation or we discontinue this privilege. We reserve the right to change our procedures and to discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate personal security codes and contract number before effecting any transfers.

DOLLAR COST AVERAGING PRIVILEGE ("DCA")


You may elect to have us automatically transfer specified amounts FROM ANY ONE variable sub-account or the one year Guarantee Period under the Fixed Account (either one a "disbursement account") TO ANY OTHER variable sub-account(s) or Guarantee Period under the Fixed Account on a periodic basis, subject to our administrative procedures and the restrictions in "Transfer Privilege" above. This privilege is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss.To initiate DCA, we must receive your written notice on our form. Once elected, such transfers will be processed until the entire value of the sub-account or Fixed Account is completely depleted; or we receive your written revocation of such monthly transfers; or we discontinue this privilege. We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days written notice to you.


RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT


Other than transfers made pursuant to DCA, you may transfer an amount from a Guarantee Period under the Fixed Account to the sub-account(s) of the Variable Account, subject to these additional restrictions:

   1. Transfers from a Guarantee Period other than the one year Guarantee Period may be subject to a Market Value Adjustment.
   2. Transfers from one Guarantee Period to another are prohibited other than within the 30 day window.


Under our current procedures, the transfer will be made on the valuation date that occurs on or next following the date we receive your transfer request at our Administrative Office.

TRANSFER PROCESSING FEE


There is no limit to the number of transfers that you can make between sub-accounts or to the Fixed Account. However, other than transfers made pursuant to DCA, we only allow one transfer each year from the Guarantee Periods under the Fixed Account (see "Restrictions on Transfers from Fixed Account" above). The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change. Although, currently we do not charge for transfers exceeding 12, we reserve the right to charge a $25 fee per transfer. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account.



PAYMENT OF PROCEEDS

PROCEEDS


Proceeds means the amount we will pay under your policy when the first of the following events occurs: the annuity date or maturity date; or the policy is surrendered; or we receive due proof of death of the last surviving annuitant or any owner. We will pay any proceeds in a single sum that may be payable due to death before the annuity date or maturity date, unless an election is made for a payment option. See "Election of Options" on page . The policy ends when we pay the proceeds.


We will deduct any applicable premium tax from the proceeds described below, unless we deducted the tax from the premiums when paid.

PROCEEDS ON ANNUITY DATE OR MATURITY DATE


If Payment Option 1 is in effect on the annuity date, the proceeds we will pay is the policy value. See "Payment Options" on page . If the proceeds are paid in a lump sum on the annuity date, we will pay the cash surrender value.


You may change the annuity date, subject to these limitations:


   1. we must receive your written notice at our Administrative Office at least 30 days before the current annuity date;
   2. the requested annuity date must be a date that is at least 30 days after we receive your written notice; and
   3. the requested annuity date should be no later than the first day of the month following any annuitant's 100th birthday or any earlier date required by law.


The proceeds on the Maturity Date will be the policy value. The Maturity Date is the first day of the month after any annuitant's 100th birthday.

PROCEEDS ON SURRENDER


If you surrender the policy before the annuity date, the proceeds we will pay is the cash surrender value. The cash surrender value is the policy value, less any applicable surrender charge, the policy administration charge and any applicable Market Value Adjustment. The cash surrender value will be determined on the date we receive your written notice for surrender and this policy at our Administrative Office.



You may surrender the policy for its cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date. However, the surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS" on page__.



You may elect to have the cash surrender value paid in a single sum or under a payment option. See "Payment Options" on page__. The policy ends when we pay the cash surrender value. You may avoid a surrender charge by electing to apply the policy values under Payment Option 1. See "Proceeds on Annuity Date or Maturity Date" on page__.

PROCEEDS ON DEATH OF LAST SURVIVING ANNUITANT BEFORE ANNUITY DATE OR MATURITY DATE (THE DEATH BENEFIT)

If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), the proceeds we will pay to the beneficiary is the death benefit.

   THE FOLLOWING APPLIES ONLY TO CERTAIN POLICIES ISSUED ON OR AFTER MAY 1, 1996 AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

   If we receive such due proof during the first five years, the death benefit is the greater of:

         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the annuitant's death.

   If we receive such due proof after the first five policy years, the death benefit is the greatest of:

         1.  item "1" above; or
         2.  item "2" above; or
         3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

   If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above. However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.

   THE FOLLOWING APPLIES ONLY TO CERTAIN POLICIES ISSUED PRIOR TO MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVAL IS OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

   If we receive such due proof during the first seven policy years, the death benefit is the greater of:

         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the annuitant's death.

   If we receive such due proof after the first seven policy years, the death benefit is the greatest of:

         1.  item "1." above; or
         2.  item "2." above; or
         3. the policy value at the end of the 7 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). For policies issued from May 1, 1995 through April 30, 1996, no further step-ups in Death Benefits will occur after any annuitant's age of 80.

No death benefit is payable if the policy is surrendered before the last surviving annuitant's death. If you are the last surviving annuitant who dies before the annuity date or maturity date, the death benefit proceeds must be distributed pursuant to the rules set forth below in "Proceeds on Death of Any Owner Before or After Annuity Date or Maturity Date ."

PROCEEDS ON DEATH OF ANY OWNER BEFORE OR AFTER ANNUITY DATE OR MATURITY DATE

If you are not an annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the policy value as of the date we receive due proof of your death. If you are the last surviving annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the death benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date or Maturity Date." If any owner dies before the annuity date, Federal tax law requires the policy value be distributed within five years after the date of such owner's death regardless of whether such owner is or is not an annuitant, unless such owner's spouse is the designated beneficiary, in which case, the policy may be continued with the surviving spouse as the new owner. All such distributions will be made in accordance with the requirements of the Investment Company Act of 1940.

A "designated beneficiary" is the person designated by you as a beneficiary and to whom the proceeds of the policy pass by reason of an owner's death and must be a natural person.

If any owner dies on or after the earlier of the annuity date or maturity date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.

The distribution requirements described above will be considered satisfied as to any portion of the proceeds:

   1.  payable to or for the benefit of a designated beneficiary; and
   2. which is distributed over the life (or period not exceeding the life expectancy) of that beneficiary, provided that the beneficiary is a natural person and such distributions begin within one year of the owner's death.

If you are not a natural person, the primary annuitant as determined in accordance with Section 72(s) of the Code (i.e., the individual the events in the life of whom are of primary importance in effecting the timing or amount of the payout under the policy) will be treated as an owner for purposes of these distribution requirements, and any change in the primary annuitant will be treated as the death of an owner.

INTEREST ON PROCEEDS

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

   1.  within 30 days after the proceeds become payable; or
   2. within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law, if greater.


PARTIAL WITHDRAWALS

You may withdraw part of the cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date, subject to these limits:


   1.  the Company's minimum partial withdrawal, currently $250;
   2. the maximum partial withdrawal is the amount that would leave a cash surrender value of $5,000;
   3. a partial withdrawal request which would reduce the amount in a sub-account or a Guarantee Period under the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that sub-account or a Guarantee Period; t and
   4. a partial withdrawal request for an amount exceeding $10,000 must be accompanied by a guarantee of the owner's signature by a commercial bank, a trust company, or a savings and loan.


On the date we receive your written notice for a partial withdrawal at our Administrative Office, we will withdraw the amount of the partial withdrawal from the policy value and we will then deduct any applicable surrender charge from the remaining policy value. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain sub-accounts or Guarantee Periods under the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated sub-accounts and the Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified sub-accounts and the Guarantee Periods under theFixed Account. The remaining balance will be withdrawn proportionately from the other sub-accounts and Guarantee Periods in which you are invested.

Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax, including a penalty tax equal to 10% of the amount treated as taxable income, and the Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS" on page__.


SYSTEMATIC WITHDRAWAL PRIVILEGE ("SWP")


You may elect to withdraw a fixed-level amount from the sub-account(s) and the Guarantee Period(s) under the Fixed Account on a monthly, quarterly, or semi-annual basis, beginning 30 days after the Effective Date, if we receive your written notice on our form and the policy meets the Company's minimum premium, currently $25,000, and in accordance with "Partial Withdrawals" above (when surrender charges are applicable). No minimum is necessary when Surrender Charges are not applicable. While Surrender Charges are applicable, each year you may withdraw as follows:

   1. Up to 100% of positive investment earnings of each variable sub-account available at the time the SWP is executed/processed; PLUS
   2. Up to 100% of current policy year's interest on the FIXED ACCOUNT available at the time the SWP is executed/processed; PLUS
   3.    Up to 10% of total premiums still subject to a surrender charge; PLUS
   4.    Up to 100% of total premiums NOT SUBJECT TO A SURRENDER CHARGE.

   NOTE: Withdrawals from a Guarantee Period other than from the one year Guarantee Period under the Fixed Account will be subject to a Market Value Adjustment.

When no Surrender Charges are applicable, the entire policy is available for systematic withdrawal. The Systematic Withdrawal Privilege will end at the earliest of the date: when the sub-account(s) and Guarantee Period(s) you specified for those withdrawals has no remaining amount to withdraw; or the cash surrender value is reduced to $5,000; or you elect to pay premiums by pre-authorized check; or we receive your written notice to end this privilege; or we elect to discontinue this privilege upon 30 days written notice to you. Use of this privilege during a policy year counts as your first 10% free withdrawal of total premiums under the "Surrender Charge" provision. References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. The Company reserves the right to change its minimum systematic withdrawal amount requirements.


SELIGMAN TIME HORIZON MATRIX("MATRIX")

You may elect to participate in Seligman Time Horizon Matrix(SM) (the
"Matrix") an asset allocation strategy which will allocate your policy value based primarily upon the amount of time you have to reach specific financial goals. The Matrix uses certain predetermined model portfolios, designed by
J. & W. Seligman, that seek a wide range of financial goals for an investor's specific time horizon. Each J. & W. Seligman model portfolio represents a predetermined allocation of your policy value among one or more of the variable sub-accounts. The Matrix also allows you to construct your own customized model portfolio.

Under the Matrix, you may elect to periodically rebalance your policy value to reflect the J. & W. Seligman model portfolio you have selected or periodically rebalance your policy value to reflect your customized model portfolio. Any rebalancing of your policy value will be made pursuant to our procedures governing portfolio rebalancing. See "Portfolio Rebalancing" below. You may also choose a J. & W. Seligman model portfolio or create a customized portfolio and elect not to rebalance your policy value after the initial allocation of policy value under that model portfolio. We make no representation or guarantee that following the Matrix will result in a profit, protect against loss or ensure the achievement of financial goals.

To initiate the Matrix, we must receive your written notice on our form. Participation in the Matrix is voluntary and can be modified or discontinued at any time by you in writing on our form. We reserve the right to change our procedures or to discontinue offering the Matrix upon 30 days written notice to you.



PORTFOLIO REBALANCING ("REBALANCING")

Portfolio Rebalancing is an investment strategy in which, on a quarterly, semi-annual or annual basis, your policy value in the sub-accounts only is reallocated back to its original portfolio allocation, regardless of changes in individual portfolio values from the time of the last Rebalancing. We make no representation or guarantee that Rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your written notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for amounts invested and earnings thereon in the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days written notice to you.


LOANS


The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Policy loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the policy terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the policy under
Section 403(b) may be adversely affected.


If loans are offered, the following will apply:


   Under the terms of the policy, qualified policies have a maximum loan value equal to 80% of the policy value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Company), subject to postponement under the same circumstances that payment of withdrawals may be postponed. See "Partial Withdrawals" on page__.

   When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. See "Partial Withdrawals" on page__. The policy provides that owners may repay policy debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent premium. On each policy anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the policy exceeds the balance in the loan account.


   The Company charges interest of 6% per year on policy loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the policy is 2%. If on any date debt under a policy exceeds the policy value, the policy will be in default. In such case the owner will receive a notice indicating the payment needed to bring the policy out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the policy will be foreclosed (terminated without value).


   The amount of any debt will be deducted from the minimum death benefit. See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date" on page__. In addition, debt, whether or not repaid, will have a permanent effect on the policy value because the investment results of the investments accounts will apply only to the unborrowed portion of the policy value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the policy value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the policy value will be higher than it would have been had no debt been outstanding.



PAYMENT OF BENEFITS, PARTIAL WITHDRAWALS, CASH SURRENDERS & TRANSFERS - POSTPONEMENT

We will usually pay any proceeds payable, amounts partially withdrawn, or the cash surrender value within seven calendar days after:

   1. we receive your written notice for a partial withdrawal or a cash surrender; or
   2.    the date chosen for any systematic withdrawal; or
   3. we receive due proof of your death or the death of the last surviving annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the cash surrender value, or the transfer of amounts between sub-accounts if:

   1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
   2. the SEC permits by an order the postponement for the protection of policyowners; or
   3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.


CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUND

SURRENDER CHARGE

No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made to at least partially reimburse us for certain expenses relating to the sale of the policy, including commissions to registered representatives and other promotional expenses. A surrender charge may also be applied to the proceeds paid on the annuity date, unless the proceeds are applied under Payment Option 1.

For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:

                                                                                                         SURRENDER CHARGE
                                                                                                         ----------------
   1.    Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy year, PLUS  . . . . . . . . . . . . . . . . . . . . . . . .  None
   2.    Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy year, PLUS . . . . . . . . . . . . . . . . . . . .  None
   3.    Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
   4.    Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

    5.  Premiums subject to a surrender charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6%
             Policy Years Since Premium Was Paid
             -----------------------------------
             Less than 1  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6%
             At least 1, but less than 2  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6%
             At least 2, but less than 3  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5%
             At least 3, but less than 4  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5%
             At least 4, but less than 5  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4%
             At least 5, but less than 6  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3%
             At least 6, but less than 7  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2%
             At least 7 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None


Any surrender charge will be deducted proportionately from the sub-account(s) or the Guarantee Periods under the Fixed Account being surrendered or partially withdrawn in relation to the amount(s) withdrawn. If the amount remaining in a sub-account or a Guarantee Period after the withdrawal is insufficient to cover the proportionate surrender charge deduction, the balance of the surrender charge will be assessed proportionately from any other sub-account and Guarantee Period in which you are invested.


POLICY ADMINISTRATION CHARGE


To cover the costs of providing certain administrative services attributable to the policies and the operations of the Variable Account, including policy records, communicating with policyowners, and processing transactions, we deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the policy is surrendered on a policy anniversary.

The charge will be assessed proportionately from any sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If the charge is obtained from a sub-account(s), we will cancel the appropriate number of units credited to this policy based on the unit value at the end of the valuation period when the charge is assessed.


DAILY ADMINISTRATION FEE


At each valuation period, we also deduct a daily administration fee at an effective annual rate of 0.35% from the assets of the Variable Account. This daily administration fee is intended to reimburse us for other administrative costs under the policies.


TRANSFER PROCESSING FEE


The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change.Although, currently we do not charge for transfers exceeding 12, we reserve the right to charge a $25 fee per transfer. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers, telephone call, or automatic transfer) is considered to be one transfer, regardless of the number of sub-accounts or Guarantee Periods under the Fixed Account effected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account. See "Transfers" on page __ for the rules concerning transfers.


ANNUALIZED MORTALITY AND EXPENSE RISK CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the policy. Because of these guarantees, each annuitant is assured that their longevity will not have an adverse effect on the annuity payments they receive. The mortality risk we assume also includes our guarantee to pay a death benefit if the last surviving annuitant dies before the annuity date or maturity date. The expense risk we assume is the risk that the surrender charges, policy administration charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.


The annual mortality and expense risk charge is deducted at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25% of the value of the net assets in the Variable Account. This charge is not made after the earlier of the annuity date or maturity date, and this charge is not made against any Fixed Account value. This charge consists of approximately 0.75% to cover the mortality risk, and approximately 0.50% to cover the expense risk.

WAIVER OF SURRENDER CHARGE

When the policy has been in effect for 1 year, upon written notice from you, the Surrender Charge will be waived on any partial withdrawal or surrender after you provide us evidence that satisfies us in a written statement signed by a qualified physician that:

   1.    a)  you are terminally ill; and
         b) your life expectancy is not more than 12 months due to the severity and nature of the terminal illness; and
         c) the diagnosis of the terminal illness was made after the effective date of this policy.

   2. you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided:

         a) confinement is for medically necessary reasons at the recommendation of a physician;
         b) the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare and satisfactory evidence of such status is provided to us; and
         c) the withdrawal or surrender request is received by us no later than 91 days after the last day of your confinement.

For policies issued on or after May 1, 1996, this provision is not available if any owner was attained age 81 or older on the Effective Date.

REDUCTION OR ELIMINATION OF SURRENDER CHARGES

The amount of the surrender charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of sales expenses. In determining whether to reduce the surrender charge, the Company will consider certain factors including the following:

   1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.
   2. The total amount of premiums to be received will be considered. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
   3. Any prior or existing relationship with the Company will be considered. Policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.
   4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer policies in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the surrender charge. The surrender charge will be eliminated when a policy is issued to an officer, director, employee, or relative thereof of: the Company; The Canada Life Assurance Company; J. & W. Seligman & Co. Incorporated; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.

REDUCTION OR ELIMINATION OF POLICY ADMINISTRATION CHARGE

The amount of the policy administration charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of administration expenses. In addition, if the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. In determining whether to reduce or eliminate the administration charges, the Company will consider certain factors including the following:

   1. The size and type of group to which administrative services are to be provided will be considered.
   2.    The total amount of premiums to be received will be considered.

If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the policy administration charge. In no event will reduction or elimination of the administration charge be permitted where such reduction or elimination will be discriminatory to any person.

TAXES

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes: a) from premiums when paid; or b) when the policy value is applied under a payment option, at cash surrender or upon partial withdrawal. A summary of current state premium tax rates is contained in Appendix A.


When any tax is deducted from the policy value, it will be deducted proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested.


We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

   1. taxes that are against or attributable to premiums, policy values or annuity payments; or
   2. taxes that we incur which are attributable to investment income or capital gains retained as part of our reserves under the policies or from the establishment or maintenance of the Variable Account.

OTHER CHARGES INCLUDING INVESTMENT MANAGEMENT FEES


Each portfolio of the Fund is responsible for all of its operating expenses. In addition, the Fund pays J. & W. Seligman & Co. Incorporated (the "Manager") fees for investment management services that are calculated daily and payable monthly from each portfolio at an annual rate of 0.40% for Capital, Cash Management (currently waived), Common Stock, Bond and Income; 0.50% for High-Yield Bond; 0.75% for Communications and Information, and Frontier; and 1.00% for International, Global Smaller Companies, Global Technology and Global Growth Opportunities (of which the Manager in turn pays 0.90% to Seligman Henderson Co., the Sub-Adviser to these four portfolios) of the average daily net assets of the portfolio. The Prospectus and Statement of Additional Information for the Fund provide more information concerning the investment management fee, other charges against the portfolios, the investment management services provided to the portfolios by J. & W. Seligman & Co. Incorporated, and the sub-advisory services provided to the International, Global Smaller Companies, Global Technology, and Global Growth Opportunities Portfolios by Seligman Henderson Co.


PAYMENT OPTIONS


The policy ends when we pay the proceeds on the earlier of the annuity date or maturity date. On the annuity date, we will apply the policy value under Payment Option 1, unless you have an election of a payment option on file at our Administrative Office to receive the cash surrender value in a single sum, or to receive a mutually agreed upon payment option (Payment Option 2). The proceeds we will pay on the maturity date is the policy value. See "Proceeds on Annuity Date or Maturity Date" on page__. We require the surrender of your policy so that we may pay the cash surrender value or issue a supplemental contract for the applicable payment option. The term "payee" means a person who is entitled to receive payment under this section.


ELECTION OF OPTIONS

You may elect an option or revoke or change your election at any time before the annuity date or maturity date while any annuitant is living. If an election is not in effect at the last surviving annuitant's death or if payment is to be made in one sum under an existing election, the beneficiary may elect one of the options. This election must be made within one year after the last surviving annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a written notice. It must be filed with our Administrative Office with the written consent of any irrevocable beneficiary.

An option may not be elected and we will pay the proceeds in one sum if either of the following conditions exist:

   1.    the amount to be applied under the option is less than $1,000; or
   2.    any periodic payment under the election would be less than $50.

DESCRIPTION OF PAYMENT OPTIONS



Payment Option 1: Life Income

We will pay the proceeds in equal amounts at the beginning of each month, during the payee's lifetime.

The amount of each payment will be determined from the tables in the policy which apply to Payment Option 1, using the payee's age. Age will be determined from the nearest birthday at the due date of the first payment.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

PAYMENT DATES

The payment dates of the options will be calculated from the date on which the proceeds become payable.

AGE AND SURVIVAL OF PAYEE

We have the right to require proof of age of the payee(s) before making any payment. When any payment depends on the payee's survival, we will have the right, before making the payment, to require proof satisfactory to us that the payee is alive.

DEATH OF PAYEE

At the death of the payee, or the last survivor of the payees, any amount remaining to be paid under this section will become payable in one sum, unless specified otherwise.


OTHER POLICY PROVISIONS

OWNER OR JOINT OWNER

During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you have all the rights and privileges granted by the policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name a new owner, joint owner or annuitant by giving us written notice.


With respect to Qualified Policies generally, however, the contract may not be assigned (other than to us), joint ownership is not permitted, and the Owner must be the annuitant.




BENEFICIARY

We will pay the beneficiary any proceeds payable on your death or the death of the last surviving annuitant. During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary is living when you die or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to your estate.

WRITTEN NOTICE

Written Notice must be signed by you, dated, and of a form and content acceptable to us. Your written notice will not be effective until we receive and file it at our Administrative Office. However, the change provided in your written notice to name or change the owner or beneficiary will then be effective as of the date you signed the written notice:

   1. subject to any payments made or other action we take before we receive and file your written notice; and
   2. whether or not you or the last surviving annuitant are alive when we receive and file your written notice.

PERIODIC REPORTS

We will mail you a report showing the following items about your policy:

   1. the number of units credited to the policy and the dollar value of a unit;
   2.    the policy value;
   3. any premiums paid, withdrawals, and charges made since the last report; and
   4.    any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

   1.    at least annually, or more often as required by law; and
   2.    to your last address known to us.

ASSIGNMENT

You may assign a nonqualified policy or an interest in it at any time before the earlier of the annuity date or maturity date during any annuitant's lifetime. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment. Your rights and the rights of any beneficiary will be effected by an assignment.


An assignment of a nonqualified policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy" on page__.


MODIFICATION

Upon notice to you, we may modify the policy, but only if such modification:

   1. is necessary to make the policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
   2. is necessary to assure continued qualification of the policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
   3. is necessary to reflect a change in the operation of the Variable Accounts; or
   4. provides additional variable account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the policy.


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the sub-accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each sub-account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the sub-accounts are based on the investment performance of the corresponding portfolios of the Fund. The Fund's performance in part reflects the Fund's expenses. See the Prospectus for the Fund.

The yield of the Cash Management Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account (except the Cash Management Sub-Account) refers to the annualized income generated by an investment in the sub-account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

The total return of a sub-account refers to return quotations assuming an investment under a policy has been held in the sub-account for various periods of time including, but not limited to, a period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the sub-account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account (including any surrender charge that would apply if an Owner terminated the policy at the end of each period indicated, but excluding any deductions for premium taxes).

We may, in addition, advertise total return performance information computed on a different basis. We may present total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the policy.

We may compare the performance of each sub-account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each sub-account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL


Under current tax laws any increase in policy value is generally not taxable to you or an annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS" on page__. This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.


We may also distribute sales literature or other information including the effect of tax-deferred compounding on a sub-account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from sub-account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolio of the Fund is positive.


                               FEDERAL TAX STATUS

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present Federal income tax laws. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The policy may be purchased on a nonqualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 457 of the Code. The ultimate effect of Federal income taxes on the amounts held under a policy, or annuity payments, and on the economic benefit to the owner, an annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special Federal income tax treatment.

THE COMPANY'S TAX STATUS

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any Federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under Section 72 of the Code. The Variable Account through each portfolio of the Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the fund in which the Variable Account invests, we believe that each portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.

In certain circumstances, variable annuity policyowners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner of the policy has the choice of more subdivisions to which to allocate premiums and policy values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity policy for Federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Policy may be continued with the surviving spouse as the new owner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Other rules may apply to Qualified Policies (see "Minimum Distribution Requirements ["MDR"] for IRAs, page__).



The following discussion assumes that the policies will qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity policy who is not a natural person generally must include in income any increase in the excess of the policy's accumulation value over the policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

WITHDRAWALS/DISTRIBUTIONS

In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the annuity commencement date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option elected under an annuity policy, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity policy that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a policy because of an death of the owner or the last surviving annuitant. Generally, such amounts are includable in the income of the recipient as follows:

   1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the policy; or
   2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

PENALTY TAX ON CERTAIN WITHDRAWALS

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

   1.    made on or after the taxpayer reaches age 59 1/2;
   2. made on or after the death of an owner (or if the owner is not an individual, the death of the primary annuitant);
   3.    attributable to the owner becoming disabled;
   4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary;
   5. made under an annuity policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
   6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions, loans and other circumstances.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY

A transfer of ownership, the designation of an annuitant or other beneficiary who is not also the owner, the designation of certain annuity starting dates, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, designation, or exchange of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, withholding is mandatory for certain distributions from Qualified contracts.


MULTIPLE POLICIES

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after October 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could effect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one annuity contract.

POSSIBLE TAX CHANGES

In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).


TAXATION OF QUALIFIED PLANS

The policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the policies with the various types of qualified retirement plans. Policyowners, the annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a policy. We will amend the policy as instructed to conform it to the applicable legal requirements for such plan.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the policy for use with IRAs may be subject to special requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the policy in connection with such plans should seek advice.

Purchasers of a policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy comports with IRA qualification requirements.

MINIMUM DISTRIBUTION REQUIREMENTS ("MDR") FOR IRAS

The Code requires that minimum distribution from an IRA begin no later than April 1 of the year following the year in which the owner attains age 70 1/2. Failure to do so results in a penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the MDR only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to: 1) minimum withdrawal amount of $250; 2) while surrender charges are applicable, up to 10% of total premium plus 100% of any sub-account earnings and 100% of current policy year's Fixed Account interest may be withdrawn; and 3) use of MDR counts as the once a policy year free withdrawal.

As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your designated beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the policy to be used in this calculation is the policy value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

   1.    Your life expectancy (Single Life Expectancy);
   2. Joint life expectancy between you and your designated beneficiary (Joint Life and Last Survivor Expectancy); or
   3. Your life expectancy and a non-spouse beneficiary more than 10 years younger than you (Minimum Distribution Incident Benefit Requirement).

The Code Minimum Distribution Requirements also apply to distribution from qualified plans other than IRA's. You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING PLANS

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the policy in connection with such plans should seek advice.

DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. All investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

TAX-SHELTERED ANNUITY PLANS

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. Under Code requirements, Section 403(b) annuities generally may not permit distribution of: 1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.


OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.


                          RESTRICTIONS UNDER THE TEXAS
                          OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before policy values can be withdrawn or surrendered.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.


                            DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. ("CLAFS") acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the policies for the Variable Account. CLAFS is a wholly-owned subsidiary of our Company. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (the "1934 Act") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the policies will be made by registered representatives of broker-dealers authorized by CLAFS to sell the policies. Such registered representatives will be licensed insurance agents of our Company. CLAFS and our Company have entered into an exclusive promotional agent (distribution) agreement with Seligman Financial Services, Inc. ("Seligman Financial"). Seligman Financial is a broker-dealer registered with the SEC under the 1934 Act and is a member of the NASD. Under the promotional agent distribution agreement, Seligman Financial will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Seligman Financial will prepare sales and promotional materials for the policies. CLAFS will pay distribution compensation to selling broker-dealers in varying amounts which, under normal circumstances, are not expected to exceed 6.5% of premium payments under the policies. Seligman Financial may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, Seligman Financial may provide reimbursement of certain sales and marketing expenses. CLAFS will pay the promotional agent a fee for providing marketing support for the distribution of the contracts.

The policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering.


                               LEGAL PROCEEDINGS

There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.


                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the Prospectus for the Fund, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding sub-accounts. If however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each sub-account of the Variable Account, and may include fractional votes. The number of votes attributable to a sub-account will be determined by applying your percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. You hold a voting interest in each sub-account to which the Variable Account value is allocated. You only have voting interest prior to the annuity date or maturity date.

The number of votes of a portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Fund shares as to which no timely instructions are received and shares held by us in a sub-account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that sub-account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a sub-account will receive proxy materials, reports, and other material relating to the appropriate series.


                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1996, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS
   Contract   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Incontestability   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Misstatement of Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Currency   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
   Place of Payment   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
   Non-Participation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
   Our Consent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

CALCULATION OF YIELDS AND TOTAL RETURNS
   Cash Management Yields   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
   Other Sub-Account Yields   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
   Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
   Effect of the Policy Administration Charge on Performance Data   . . . . . . . . . . . . . . . . . . . . . . . . . . 6

SAFEKEEPING OF ACCOUNT ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
STATE REGULATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
RECORDS AND REPORTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

                        APPENDIX A: STATE PREMIUM TAXES


Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                           TAX RATE

                                                            QUALIFIED                    NONQUALIFIED
STATE                                                       CONTRACTS                     CONTRACTS

California  . . . . . . . . . . . . . . . . . . . . .         0.50%                         2.35%

District of Columbia  . . . . . . . . . . . . . . . .         2.25%                         2.25%

Kansas  . . . . . . . . . . . . . . . . . . . . . . .         0.00%                         2.00%

Kentucky  . . . . . . . . . . . . . . . . . . . . . .         2.00%                         2.00%

Maine . . . . . . . . . . . . . . . . . . . . . . . .         0.00%                         2.00%

Nevada  . . . . . . . . . . . . . . . . . . . . . . .         0.00%                         3.50%

South Dakota  . . . . . . . . . . . . . . . . . . . .         0.00%                         1.25%

West Virginia . . . . . . . . . . . . . . . . . . . .         1.00%                         1.00%

Wyoming . . . . . . . . . . . . . . . . . . . . . . .         0.00%                         1.00%

                                     PART B




                           INFORMATION REQUIRED IN B



                      STATEMENT OF ADDITIONAL INFORMATION

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
   ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339
                             PHONE: (800) 333-2542

--------------------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
                           VARIABLE ANNUITY ACCOUNT 2
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


--------------------------------------------------------------------------------



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the policy and Seligman Portfolios, Inc. (the "Fund"). The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain copies of the Prospectuses by writing or calling us at our address or phone number shown above.

      The date of this Statement of Additional Information is May 1, 1997.

                      STATEMENT OF ADDITIONAL INFORMATION

                                                    TABLE OF CONTENTS
ADDITIONAL POLICY PROVISIONS
      Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Misstatement Of Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Currency . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Place Of Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Non-Participation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Our Consent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

CALCULATION OF YIELDS AND TOTAL RETURNS
      Cash Management Yields . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Other Sub-Account Yields . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
      Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
      Effect Of The Policy Administration Charge On Performance Data . . . . . . . . . . . . . . . . . . . . . . . . 6

SAFEKEEPING OF ACCOUNT ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

STATE REGULATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

RECORDS AND REPORTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

EXPERTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8


                          ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the policy and the application for the policy. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the policy unless it is contained in the application and a copy of the application is attached to the policy at issue.


INCONTESTABILITY

We will not contest the policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the policy.


MISSTATEMENT OF AGE

If the age of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age.

If we make an overpayment because of an error in age, the overpayment plus interest at 3% compounded annually will be a debt against the policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age, any annuity payments will be recalculated at the correct age, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.


CURRENCY

All amounts payable under the policy will be paid in United States currency.


PLACE OF PAYMENT

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.


NON-PARTICIPATION

The policy is not eligible for dividends and will not participate in our divisible surplus.


OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Secretary or Actuary.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

CASH MANAGEMENT YIELDS

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Cash Management Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7 day period in the value of a hypothetical account under a policy having a balance of 1 unit of the Cash Management Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit policy administration charge of $30 per year deducted at the end of each policy year. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS-ES)/UV) X (365/7)

       Where:

       NCS    =     the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and
                    unrealized appreciation and depreciation) for the 7 day
                    period attributable to a hypothetical account having a
                    balance of 1 Sub-Account unit.
       ES     =     per unit expenses of the Sub-Account for the 7 day period.
       UV     =     the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 1996 was ___%.

We may also quote the effective yield of the Cash Management Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                 365/7
                 Effective Yield = (1+((NCS-ES)/UV))   -1

       Where:

       NCS    =     the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and
                    unrealized appreciation and depreciation) for the 7 day
                    period attributable to a hypothetical account having a
                    balance of 1 Sub-Account unit.
       ES     =     per unit expenses of the Sub-Account for the 7 day period.
       UV     =     the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 1996 was ___%.


Because of the charges and deductions imposed under the policy, the yield for the Cash Management Sub-Account will be lower than the yield for the Cash Management Portfolio.

The yields on amounts held in the Cash Management Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Cash Management Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Cash Management Portfolio, the types and quality of portfolio securities held by the Cash Management Portfolio of the Fund, and the Cash Management Portfolio's operating expenses.


OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the sub-accounts (except the Cash Management Sub-Account) for 30 day or one month periods. The annualized yield of a sub-account refers to income generated by the sub-account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a sub-account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the series attributable to the sub-account units less sub-account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the sub-account include 1) the policy administration charge;
2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects a policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating the 30 day or one month yield, an average policy administration charge per dollar of policy value in the Variable Account is used to determine the amount of the charge attributable to the sub-account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:


                                                      6
                 Yield = 2 x ((((NI-ES)/(U x UV)) + 1)  - 1)


       Where:

       NI     =     net income of the portfolio for the 30 day or one month
                    period attributable to the sub-account's units.
       ES     =     expenses of the sub-account for the 30 day or one month
                    period.
       U      =     the average number of units outstanding.
       UV     =     the unit value at the close (highest) of the last day in
                    the 30 day or one month period.

Because of the charges and deductions imposed under the policies, the yield for the sub-account will be lower than the yield for the corresponding portfolio.

The yield on the amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The sub-account's actual yield is affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the policy. The surrender charge is equal to 6% of premiums paid during that current policy year and the previous 6 policy years on certain amounts surrendered or withdrawn under the policy as described in the Prospectus. A surrender charge will not be imposed on the first withdrawal in any policy year on an amount up to 10% of the premiums paid during that current policy year and the previous 6 policy years, if the systematic withdrawal privilege is not elected in that policy year.


TOTAL RETURNS

We may, from time to time, also quote in sales literature or advertisements total returns, including average annual total returns for one or more of the sub-accounts for various periods of time. We will always include quotes of average annual total return for the period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided.

Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent quarter-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using sub-account unit values which we calculate on each valuation day based on the performance of the sub-account's underlying portfolio, and the deductions for the mortality and expense risk charge, daily administration fee and the policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating total return, an average per dollar policy administration charge attributable to the hypothetical account for the period is used. The total return will then be calculated according to the following formula:

                                         1/N
                              TR = ((ERV/P)  )-1

       Where:

       TR     =     the average annual total return net of sub-account
                    recurring charges.
       ERV    =     the ending redeemable value of the hypothetical account at the end of the period.
       P      =     a hypothetical initial payment of $1,000.
       N      =     the number of years in the period.

Average annual total returns for the periods shown below  were:



                                          1 Year             5 Year Return       From Fund
                                        Year Ended            Year Ended       Inception Date         Fund
                                         12/31/96              12/31/96         to 12/31/96      Inception Date
                                         --------              --------         -----------      --------------
Capital*                                   7.22 %                8.17%             11.68 %           06/21/88
Cash Management*                          (1.76)%                1.91%              3.45 %           06/21/88
Common Stock*                             12.69 %               11.79%             12.49 %           06/21/88
Bond*                                     (6.98)%                3.35%              4.98 %           06/21/88
Income*                                   (0.52)%                6.75%              7.82 %           06/21/88
International*                            (0.10)%                 ***               6.33 %           05/03/93
Communications and                         1.61 %                 ***              18.40 %           10/04/94
Information*
Frontier*                                 16.48 %                 ***              24.33 %           10/04/94
Global Smaller Companies*                 11.29 %                 ***              13.75 %           10/04/94
High Yield Bond*                           7.31 %                 ***               8.39 %           05/01/95
Global Growth Opportunities*                 **                  ****              (7.29)%           05/01/96
Global Technology*                           **                  ****              (2.56)%           05/01/96

* The Inception Dates of the Sub-Accounts are as follows: Capital, Cash Management, Common Stock, Bond and Income Portfolios, 06/21/93; Global, 05/03/93; Communication and Information, Frontier and Global Smaller Companies, 10/11/94; High Yield Bond, 05/01/95; and Global Growth Opportunities and Global Technology, 05/01/96.

** These Sub-Accounts invest in portfolios that have not been in operation one year as of December 31, 1996, and accordingly, no one year average annual total return is available. Thus, the from inception date returns for these Sub-Accounts were not annualized.

*** These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.

**** The date of inception of Global Growth Opportunities and Global Technology was May 1, 1996, therefore, only cumulative from inception total returns are provided.


We may, from time to time, also quote in sales literature or advertisements, total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charge on amounts surrendered or withdrawn.

Average annual total returns without a surrender charge for the periods shown below for the sub-accounts were:



                                                 1 Year           5 Year Return       From Fund
                                               Year Ended          Year Ended       Inception Date         Fund
                                                12/31/96            12/31/96          to 12/31/96     Inception Date
                                                --------            --------          -----------     --------------
Capital*                                         12.62 %              8.56%              11.68 %         06/21/88
Cash Management*                                  3.64 %              2.41%               3.45 %         06/21/88
Common Stock*                                    18.09 %             12.13%              12.49 %         06/21/88
Bond*                                            (1.58)%              3.82%               4.98 %         06/21/88
Income*                                           4.88 %              7.17%               7.82 %         06/21/88
International*                                    5.30 %               ***                7.36 %         05/03/93
Communications and                                7.01 %               ***               20.33 %         10/04/94
Information*
Frontier*                                        21.88 %               ***               26.15 %         10/04/94
Global Smaller Companies*                        16.69 %               ***               15.77 %         10/04/94
High Yield Bond*                                 12.71 %               ***               11.42 %         05/01/95
Global Growth Opportunities*                        **                ****               (1.89)%         05/01/96
Global Technology*                                  **                ****                2.84 %         05/01/96



* The Inception Dates of the Sub-Accounts are as follows: Capital, Cash Management, Common Stock, Bond and Income Portfolios, 06/21/93; Global, 05/03/93; Communication and Information, Frontier and Global Smaller Companies, 10/11/94; High Yield Bond, 05/01/95; and Global Growth Opportunities and Global Technology, 05/01/96.

** These Sub-Accounts invest in portfolios that have not been in operation one year as of December 31, 1996, and accordingly, no one year average annual total return is available. Thus, the from inception date returns for these Sub-Accounts were not annualized.

***These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.

****The date of inception of Global Growth Opportunities and Global Technology was May 1, 1996, therefore, only cumulative from inception total returns are provided.

EFFECT OF THE POLICY ADMINISTRATION CHARGE ON PERFORMANCE DATA

The policy provides for a $30 policy administration charge to be assessed annually on each policy anniversary proportionately from any sub-accounts and Fixed Account in which you are invested. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. For purposes of reflecting the policy administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average policy value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. The policies will be modified to comply with the requirements of each applicable jurisdiction.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to Michigan law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by David A. Hopkins. Sutherland, Asbill & Brennan of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS


Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1996, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, Independent Auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein and in the Registration

Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The Variable Account's statement of net assets as of December 31, 1996, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                     PART C


                               OTHER INFORMATION

PART C

                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)    Financial Statements


       To be filed in a subsequent Post-Effective amendment.

(b)    Exhibits
       (1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of Variable Account 2*
       (2)    Not applicable
       (3)    (a)   Form of Promotional Agent Distribution Agreement***
              (b)   Form of Selling Agreement***
              (c)   Distribution Agreement****
              (d)   Amendment to Distribution Agreement

                       To be filed in a subsequent Post-Effective amendment.


       (4)    (a)   Form of Annuity Policy

                       To be filed in a subsequent Post-Effective amendment.

              (b)   Riders and Endorsements
                       To be filed in a subsequent Post-Effective amendment.
       (5)    Form of Application
                       To be filed in a subsequent Post-Effective amendment.


       (6)    (a)   Certificate of Incorporation of CLICA**
              (b)   By-Laws of CLICA**
       (7)    Not applicable
       (8)    Form of Buy-Sell Agreement***
       (9)    Opinion and Consent of Counsel***
       (10)   (a)   Consent of Counsel


              (b)   Consent of Independent Counsel
                       To be filed in a subsequent Post-Effective amendment.
              (c)   Consent of Independent Auditors
                       To be filed in a subsequent Post-Effective amendment.


       (11)   Not Applicable
       (12)   Not Applicable
       (13)   Not Applicable

------------------------------------
* Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 for Variable Account 2 of Canada Life Insurance Company of America (File No. 33-55890) made on December 18, 1992.

** Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 for Variable Annuity Account 1 of Canada Life Insurance Company of America (File No. 33-28889) filed May 31, 1989.

*** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Variable Account 2 of Canada Life Insurance Company of America (File No. 33-55890) made on April 9, 1993.

**** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Variable Account 1 of Canada Life Insurance Company of America (File No. 33-28889) filed September 5, 1989.

Item 25.      Directors and Officers of the Depositor


              Name and Principal
               Business Address                    Positions and Offices with Depositor
              ------------------                   ------------------------------------
              D. A. Nield (1)                      Chairman & Director
              D. A. Loney (2)                      President & Director
              G. E. Hughes (2)                     Agency Vice President
              W. S. McIlwaine (2)                  Group Sales Vice-President
              F. D'Ambra (2)                       Annuity & Investment Products Vice-President
              D. D. Myers (2)                      Accounting Officer
              P. D. Cochrane (1)                   Administrative Officer
              M. L. Craft (2)                      Administrative Officer
              K. T. Ledwos (2)                     Actuary & Director
              S. Benedetti (2)                     Marketing Actuary
              J. G. Deskins (2)                    Marketing Actuary
              M. G. Libenson (1)                   Internal Auditor
              R. W. Linden (1)                     Secretary
              D. A. Hopkins (2)                    Assistant Secretary
              D. V. Rough (1)                      Assistant Treasurer
              E. P. Ovsenny (1)                    Assistant Treasurer
              D. N. Rattray (1)                    Assistant Treasurer
              G. N. Isaac (1)                      Assistant Treasurer
              B. J. Lynch (1)                      Assistant Treasurer
              M. V. Sim (1)                        Assistant Treasurer
              K. J. J. Fillman (2)                 Product Manager Investment Management Services
              S. H. Zimmerman (3)                  Director

              --------------------------
              (1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
              (2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia 30339.
              (3) The business address is 800 Michigan National Tower, Lansing, Michigan 48933.



Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                          PERCENT OF
                                                            VOTING
                                                          SECURITIES                               PRINCIPAL
   NAME                           JURISDICTION              OWNED                                  BUSINESS
   ----                           ------------              -----                                  --------
The Canada Life Assurance         Canada                Mutual Company                             Life Insurance and
Company                                                                                            Health

Canada Life Insurance             New York              Ownership of voting securities             Life Insurance
Company of New York                                     through Canada Life

Adason Properties Limited         Canada                Ownership of all voting securities         Property Management
                                                        through Canada Life

The Canada Life Assurance         England               Ownership of all voting securities         Life Insurance
Company of Great Britain                                through Canada Life

Canada Life Unit Trust            England               Ownership of all voting securities         Unit Trust Management
Managers Limited                                        through Canada Life of Great Britain

Canada Life Mortgage              Canada                Ownership of all voting securities         Mortgage Portfolios
Services Ltd.                                           through Canada life                        Management

Canada Life Data Services         Canada                Ownership of all voting securities         Data Support Services
Limited                                                 through Canada Life

The CLGB Property Company         England               Ownership of all voting securities         Property Management
Limited                                                 through Canada Life of Great Britain

CLASSO Benefit Services           Canada                Ownership of all voting securities         Administrative
Limited                                                 through Canada Life                        Services

Canada Life Casualty              Canada                Ownership of all voting securities         Property and Casualty
Insurance Company                                       through Canada Life                        Insurance

Canada Life Investment            Canada                Ownership of all voting securities         Investment Counseling
Management Limited                                      through Canada Life

Sherway Centre Limited            Canada                Ownership of all voting securities         Property Management
Limited                                                 through Canada Life

The Canada Life Assurance         Rep. of Ireland       Ownership of all voting securities         Life Insurance
Company of Ireland Limited                              through Canada Life of Great Britain

Canlife - IBI Investment          Rep. of Ireland       Ownership of 50% of voting                 Equity Fund Management
Services Limited                                        securities through Canada Life of
                                                        Ireland Limited and 50% by the
                                                        Investment Bank of Ireland

Canada Life Financial             England               Ownership of all voting securities         Unit Fund Sales and
Services Company Limited                                through Canada Life of Great Britain       Management

Canada Life Financial             Rep. of Ireland       Ownership of all voting securities         Unit Fund Sales and
Services Company of Ireland                             through Canada Life of Ireland             Management
Limited

Canada Life of America            Georgia               Ownership of all voting securities         Broker Dealer
Financial Services Inc.                                 through CLICA

Canada Life of America            Maryland              Ownership of all voting securities         Mutual Fund
Series Fund, Inc.                                       through CLICA

CLMS Realty Ltd.                  Canada                99% of the common shares and               Realtor
                                                        100% of the convertible preference
                                                        shares are owned by Canada Life

Canada Life Pension &             Rep. of Ireland       Ownership of all voting securities         Unit Trust
Annuities (Ireland) Limited                             through Canada Life Assurance
                                                        (Ireland) Limited

CLAI Limited                      Rep. of Ireland       Ownership of all voting securities         Holding Company
                                                        through Canada Life of Great Britain

The Canada Life Assurance         Rep. of Ireland       Ownership of all voting securities         Life Insurance
Company of Ireland Limited                              through CLAI Limited

CL Capital Management, Inc.       Georgia               Ownership of all voting securities         Investment Management
                                                        through CLICA


Item 27.    Number of Policy Owners


            As of December 31, 1996 there were 2,714 owners of Nonqualified Policies and 1,273 owners of Qualified Policies.


Item 28.    Indemnification*

Item 29.    Principal Underwriter*

Item 30.    Location of Accounts and Records

            All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLICA at its Executive Office at 330 University Avenue, Toronto, Ontario M5G 1R8 and 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339

Item 31.    Management Services

            All management contract are discussed in Part A or Part B.

Item 32.    Undertakings*****


            f. "Canada Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America."


STATEMENT PURSUANT TO RULE 6c-7

       CLICA and the Variable Account rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, CLICA and the Variable Account 2 are exempt from the provisions of
Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.





-----------------------

* Incorporated herein by reference to the Pre-Effective Amendment No. 1 of this Form N-4 Registration Statement filed (File No. 33-28889) on September 5, 1989.

***** Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Variable Account 2 of Canada Life Insurance Company of America (File No. 33-55890) filed on April 28, 1993.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment Number 7 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto, and the Province of Ontario on the 28th day of February, 1997.




                                 CANADA LIFE INSURANCE COMPANY OF AMERICA
                                 VARIABLE ANNUITY ACCOUNT 2

                                 By  /s/ D. A. Loney
                                     -------------------------------------------
                                     D. A. Loney, President
                                     Canada Life Insurance Company of America


                                 CANADA LIFE INSURANCE COMPANY OF AMERICA

                                 By  /s/ D. A. Loney
                                     -------------------------------------------
                                     D. A. Loney, President


As required by the Securities Act of 1933, this Post-Effective Amendment Number 7 has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                                     TITLE                                     DATE
          ---------                                     -----                                     ----
/s/ D. A. Nield                                         Chairman and Director                     2/28/97
-----------------------------------------------
D. A. Nield


/s/ D. A. Loney                                         President and Director                    2/28/97
-----------------------------------------------
D. A. Loney


/s/ K. T. Ledwos                                        Director                                  2/28/97
-----------------------------------------------


/s/ S. H. Zimmerman                                     Director                                  2/28/97
-----------------------------------------------
S. H. Zimmerman

/s/ D. D. Myers                                         Accounting Officer                        2/28/97
-----------------------------------------------
D. D. Myers

                                 EXHIBIT INDEX



                          Exhibit Number           Description of Exhibit
                          --------------           ----------------------
                          10 (a)                   Consent of Counsel